UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03379

PERMANENT PORTFOLIO FAMILY OF FUNDS

(Exact Name of Registrant as specified in charter)

600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Address of Principal Executive Offices) (Zip Code)

MICHAEL J. CUGGINO, 600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Name and Address of Agent For Service)

Registrant’s telephone number, including area code: (415) 398-8000

Date of fiscal year end:                                             January 31, 2023

Date of reporting period:                                          January 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Reports to Stockholders.

The Annual Report to Shareholders of Permanent Portfolio Family of Funds (“Registrant”) for the fiscal year ended January 31, 2023 is attached hereto.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this Form N-CSR, the Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer (“Code of Ethics for Executive Officers”).

(b)	No response required.

(c)	The Registrant has not made amendments to its Code of Ethics for Executive Officers during the fiscal year ended January 31, 2023.

(d)	The Registrant has not granted any waivers from any provisions of its Code of Ethics for Executive Officers during the fiscal year ended January 31, 2023.

(e)	Not applicable.

(f)

A copy of the Registrant’s Code of Ethics for Executive Officers, adopted September 21, 2015, is filed as Exhibit 13(a)(1) to this Form N-CSR. The Code of Ethics for Executive Officers is available, without charge and upon request, by writing or calling the Registrant’s Shareholder Services Office at (800) 531-5142.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees (“Board”) has determined that no member of its Audit Committee qualifies as an “audit committee financial expert” (“ACFE”). After evaluating the matter, the Board concluded that it was not necessary to have a trustee on the Audit Committee who qualifies as an ACFE, given that the financial statements and accounting principles that apply to registered investment companies such as the Registrant are generally simpler and more straightforward compared to operating companies, and the financial literacy of the current Audit Committee members is adequate to discharge their duties as members of the Audit Committee.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $141,700 and $141,700 for the fiscal years ended January 31, 2023 and January 31, 2022, respectively.

(b)

Audit-Related Fees. There were no fees billed for each of the last two fiscal years ended January 31, 2023 and January 31, 2022, respectively, for assurance and related services provided by the Registrant’s principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and were not reported under paragraph (a) of this Item.

(c)

Tax Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Registrant’s principal accountant for tax compliance, tax advice and tax planning were $16,000 and $16,000 for the fiscal years ended January 31, 2023 and January 31, 2022, respectively. Tax fees represent tax compliance services provided in connection with the preparation of the Registrant’s tax returns.

(d)

All Other Fees. There were no fees billed for each of the last two fiscal years ended January 31, 2023 and January 31, 2022, respectively, for products and services provided by the Registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)

Pursuant to Section 3(c) of the Registrant’s Audit Committee Charter, adopted September 21, 2015, the pre-approval policies and procedures of the Registrant’s Audit Committee, in accordance with paragraph (c)(7) of Rule 2-01 of Regulation S-X, are as follows:

“The Committee shall review any audit and non-audit services provided to the Trust by the Auditor and the fees charged for such services. Except as provided below, the Committee’s prior approval shall be necessary for the engagement of the Auditor to provide any audit or non-audit services on behalf of the Trust, and any non-audit services on behalf of the Trust’s investment adviser (“Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Trust, where the proposed engagement relates directly to the operations and financial reporting of the Trust. Non-audit services that would otherwise qualify under the de minimis exception described in the Securities Exchange Act of 1934, as amended, and any applicable rules thereunder, that were not pre-approved by the Committee shall be approved by the Committee prior to the completion of the engagement. Pre-approval by the Committee shall not be required for engagements entered into pursuant to: (i) pre-approval policies and procedures established by the Committee; or (ii) pre-approval granted by one or more members of the Committee to whom, or by a subcommittee to which, the Committee has delegated pre-approval authority; provided, however, in either case, that the Committee is informed of each such engagement at the earlier of its next meeting, or at the Board’s next quarterly meeting.”

(e)(2)	None of the services included in each of paragraphs (b) through (d) of this Item were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

Not applicable to the Registrant because there were no hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time permanent employees.

(g)

The aggregate non-audit fees billed for each of the last two fiscal years for services rendered by the Registrant’s principal accountant to the Registrant were $16,000 and $16,000 for the fiscal years ended January 31, 2023 and January 31, 2022, respectively. There were no non-audit fees billed by the Registrant’s principal accountant for services rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant.

(h)

Not applicable to the Registrant as the Registrant’s principal accountant did not render any non-audit services to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

Included in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities By Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no changes to the procedures by which shareholders may recommend nominees to the Board of Trustees for the fiscal year ended January 31, 2023.

Item 11. Controls and Procedures.

(a)

Michael J. Cuggino, the Registrant’s President, and James H. Andrews, the Registrant’s Treasurer, each has concluded that, in his judgment, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Code of Ethics for Executive Officers that is the subject of the disclosure required by Item 2 is attached hereto as Exhibit 99.Code Eth.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906CERT.

The certifications provided pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are not deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds

/s/ Michael J. Cuggino

By: Michael J. Cuggino, President

Date: April 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Permanent Portfolio Family of Funds

/s/ Michael J. Cuggino

By: Michael J. Cuggino, President

Date: April 3, 2023

/s/ James H. Andrews

By: James H. Andrews, Treasurer

Date: April 3, 2023

Annual Report Year Ended January 31, 2023

Permanent Portfolio®

Class A — PRPDX | Class C — PRPHX | Class I — PRPFX

Short-Term Treasury Portfolio

Class I — PRTBX

Versatile Bond Portfolio

Class A — PRVDX | Class C — PRVHX | Class I — PRVBX

Aggressive Growth Portfolio

Class A — PAGDX | Class C — PAGHX | Class I — PAGRX

The views in this Report are those of the Fund’s investment adviser, Pacific Heights Asset Management, LLC, as of January 31, 2023 and may not reflect their views on the date this Report is first published or anytime thereafter. This Report may contain discussions about certain investments both held and not held in each Fund Portfolio as of January 31, 2023. All current and future holdings are subject to risk and are subject to change. While these views are intended to assist shareholders in understanding their investment in each Portfolio, they do not constitute investment advice, are not a guarantee of future performance and are not intended as an offer or solicitation with respect to the purchase or sale of any security. Performance figures include the reinvestment of dividend and capital gain distributions.

Diversification does not assure a profit, nor does it protect against a loss.

Permanent Portfolio®, The Permanent Portfolio Family of Funds®, A Fund for All Seasons® and The Permanent Portfolio Family of Funds logo are registered trademarks of Pacific Heights Asset Management, LLC. This Report is Copyright© 2023 Permanent Portfolio Family of Funds. All rights reserved.

LETTER FROM THE PRESIDENT

Dear Fellow Shareholder:

I am pleased to present you with this Annual Report of Permanent Portfolio Family of Funds for the year ended January 31, 2023. The Annual Report includes the audited financial statements of each of our four Portfolios, as well as additional information such as management commentary, performance data, lists of investments held and financial highlights.

After a mostly profitable decade for the majority of investors, the past year proved to be a forgettable one. Most asset classes provided negative returns, and unfortunately, the conditions that gave rise to 2022’s dismal performance have not materially changed so far in 2023. The impact of the U.S. Federal Reserve’s aggressive interest rate increases over the last year have begun to be felt on Main and Wall Streets, as we knew they always would — witness the recent bank runs and the collapse of some weak and over-leveraged regional bank business models. There is likely more to come. Combined with the reduction of the Fed’s balance sheet, these factors have dramatically reduced liquidity and increased the likelihood of a recession of some sort, or at best, a soft landing. Offsetting these risks however, is the continued strong employment picture, the stimulative potential impact of the Inflation Reduction Act, the federal government’s recent actions to support bank deposits (moral hazards notwithstanding) and other recently passed federal spending bills. As a result, inflation has declined but appears stubborn, and it is becoming apparent that the Fed’s 2% target may be more elusive over the next few years than originally thought, resulting in interest rates staying higher for longer. Geopolitical issues in Russia and China present further risks to the economy and the global financial system. Investors are rightfully asking how the U.S. economy can grow with this backdrop and more importantly, how to grow their own nest eggs.

With so many risk factors currently confronting investors, including many questions that can’t be adequately answered, investors must be concerned with protecting what they’ve earned as well as capturing every last shred of return. There has never been a better time to consider an investment in our Permanent Portfolio, or for income investors, our flexibly managed, high quality, low duration Versatile Bond Portfolio. During these times, you want to work with someone who has “been there.” We have – for over 41 years. Our asset allocation strategy, including dedicated exposure to hard assets such as precious metals, natural resources, and real estate, as well as traditional stocks and bonds, was planned with rising inflation, volatile interest rates and geopolitical uncertainty in mind. Permanent Portfolio has a 42-year track record of preserving and growing capital in excess of inflation in a wide variety of economic, market, financial and political periods going back to its founding in 1982. The U.S. Federal Reserve has recently admitted that we are likely to experience ongoing inflation and will act accordingly to offset its impact. With our experience, we remain ready to seek profits in this environment.

I encourage you to visit our website — permanentportfoliofunds.com — which offers a wide range of information on each of our Portfolios, including our current prospectus, statement of additional information, fact sheets, investor guides, performance data, and recent market insights and perspectives. In addition, if you have questions or would like more information on any of our strategies, please contact your investment professional, one of our Institutional Sales representatives at (866) 792-6547, or our Shareholder Services Office at (800) 531-5142.

As always, thank you for your continued trust and confidence in our Family of Funds. We continue to look forward to helping you achieve long term success in reaching your financial goals now and for many years to come.

Sincerely,

Michael J. Cuggino

Chairman and President

PERMANENT PORTFOLIO®

Management’s Discussion and Analysis

Year Ended January 31, 2023 (Unaudited)

Permanent Portfolio’s investment objective is to preserve and increase the purchasing power of its shares over the long term. The Portfolio invests fixed target percentages of its net assets in gold, silver, Swiss franc assets, real estate and natural resource stocks, aggressive growth stocks and dollar assets, such as U.S. Treasury securities and corporate bonds. During the year ended January 31, 2023, the Portfolio’s Class I shares achieved a total return of 2.13%, net of expenses to average net assets of .82%, as compared to 1.87% for the FTSE 3-Month U.S. Treasury Bill Index and -8.22% for the S&P 500, and as compared to a 6.41% inflation rate over the same period as measured by the change in the Consumer Price Index (“CPI-U”), a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services as compiled by the U.S. Bureau of Labor Statistics. The Portfolio’s return during the year then ended reflected positive returns on its natural resource stocks and its gold and silver holdings, which more than offset negative returns on its real estate stocks, its aggressive growth stocks, its Swiss franc assets, its corporate bonds, and its holdings of U.S. Treasury securities. Neither the FTSE 3-Month U.S. Treasury Bill Index return, the S&P 500 return nor the change in CPI-U reflect deductions for fees, expenses or taxes. Returns for the Portfolio’s Class A and Class C shares are provided on pages 7, 39 and 40.

Mutual fund investing involves risk; loss of principal is possible. Permanent Portfolio invests in foreign securities, which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Portfolio will be affected by changes in the prices of gold, silver, U.S. and foreign real estate and natural resource company stocks and aggressive growth stocks. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in debt securities are also subject to credit risk, which is the risk that an issuer of debt securities may be unable or unwilling to pay principal and interest when due. Although the Portfolio invests in multiple and diverse asset classes, diversification across asset classes does not assure a profit, nor does it protect against a loss in a declining market. The Portfolio is non-diversified, meaning that it may invest a larger percentage of its assets in a smaller number of issuers and kinds of assets.

The following pie chart shows Permanent Portfolio’s investment holdings by asset class, as a percentage of total net assets as of January 31, 2023.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security within an asset class.

PERMANENT PORTFOLIO®

Performance Chart

Ten Years Ended January 31, 2023 (Unaudited)

The chart above compares the initial account values and subsequent account values over the past ten years, assuming a hypothetical $10,000 investment in the Portfolio’s Class I shares at the beginning of the first period indicated and reinvestment of all dividends and other distributions, without the deduction of taxes, to a $10,000 investment over the same periods in comparable broad-based securities market indices. The performance of the Portfolio’s Class A and Class C shares will differ due to different sales charge structures and share class expenses.

The FTSE 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury. The S&P 500, an equity index provided by S&P Dow Jones Indices, a Division of S&P Global, Inc. (“S&P”), is a market-capitalization weighted index of common stocks and represents an unmanaged portfolio. You cannot invest directly in an index. Returns shown for the FTSE 3-Month U.S. Treasury Bill Index and the S&P 500 reflect reinvested interest, dividends and other distributions as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results. The chart does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

PERMANENT PORTFOLIO®

Average Annual Total Returns

Periods Ended January 31, 2023 (Unaudited)

	One Year	Five Years	Ten Years	Since Inception	Inception Date
At Net Asset Value
Class I Shares (PRPFX) (1)	2.13%	6.89%	4.54%	6.27%	12/01/1982
Class A Shares (PRPDX)	1.87%	6.62%	—	7.24%	5/31/2016
Class C Shares (PRPHX)	1.09%	5.83%	—	6.44%	5/31/2016

With Sales Charge
Class A Shares (PRPDX) (2)	-3.22%	5.54%	—	6.42%
Class C Shares (PRPHX) (2)	.09%	5.83%	—	6.44%

FTSE 3-Month U.S. Treasury Bill Index (3)	1.87%	1.30%	.78%	3.50%
S&P 500 (3)	-8.22%	9.54%	12.68%	11.41%

(1)	Returns for the ten-year and since inception periods reflect the impact of fee waivers then in effect. In the absence of such fee waivers, total returns would be reduced.
(2)

Returns with sales charge reflect the deduction of the maximum front end sales charge of 5.00% for Class A shares, and the maximum contingent deferred sales charge of 1.00% which is imposed on Class C shares that are redeemed within one year of purchase.

(3)	The date used to calculate performance since inception for the indices is the inception date of the Class I shares.

The table above shows Permanent Portfolio’s average annual total returns for the periods indicated, assuming reinvestment of all dividends and other distributions, and deduction of all applicable fees and expenses (except the $35 one-time account start-up fee which was eliminated in January 2016). All share classes of the Portfolio are invested in the same securities and returns only differ to the extent that the fees and expenses of the share classes are different. Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

As stated in the Portfolio’s Prospectus dated May 31, 2022, the total annual operating expenses (“expense ratios”) for the year ended January 31, 2022 were .81%, 1.06% and 1.81% for the Portfolio’s Class I, Class A and Class C shares, respectively. The expense ratios for the year ended January 31, 2023 may be found in the Financial Highlights section of this Report.

Performance data shown above for Permanent Portfolio represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end, may be lower or higher than the performance shown above, and can be obtained by calling the Fund’s Shareholder Services Office at (800) 531-5142.

Investments in the Portfolio are not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency. It is therefore possible to lose money by investing in Permanent Portfolio.

PERMANENT PORTFOLIO®

Schedule of Investments

January 31, 2023

Quantity		Market Value
	GOLD ASSETS — 21.46% of Total Net Assets
230,239 Troy Oz.	Gold bullion (a)	$444,245,716
95,000 Coins	One-ounce gold coins (a)	187,810,500

	Total Gold Assets (identified cost $360,257,512)	$632,056,216

	SILVER ASSETS — 5.53% of Total Net Assets
6,859,755 Troy Oz.	Silver bullion (a)	$162,905,469

	Total Silver Assets (identified cost $111,034,044)	$162,905,469

Principal Amount
	SWISS FRANC ASSETS — 7.45% of Total Net Assets
CHF 35,000,000	4.000% Swiss Confederation Bonds, 02-11-23	$38,253,278
CHF 60,000,000	1.250% Swiss Confederation Bonds, 06-11-24	65,659,203
CHF 60,000,000	1.500% Swiss Confederation Bonds, 07-24-25	66,206,444
CHF 45,000,000	1.250% Swiss Confederation Bonds, 05-28-26	49,384,489

	Total Swiss Franc Assets (identified cost $219,293,977)	$219,503,414

Number of Shares
	REAL ESTATE AND NATURAL RESOURCE STOCKS — 18.42% of Total Net Assets

	NATURAL RESOURCES — 9.49% of Total Net Assets
150,000	APA Corporation	$6,649,500
150,000	BHP Group, Ltd. (b)	10,522,500
1,250,000	Birchcliff Energy, Ltd.	8,012,500
125,000	BP, p.l.c. (b)	4,528,750
500,000	Cameco Corporation	14,005,000
125,000	Canadian Natural Resources Ltd.	7,680,000
125,000	Chevron Corporation	21,752,500
125,000	ConocoPhillips	15,233,750
300,000	Devon Energy Corporation	18,972,000
125,000	Exxon Mobil Corporation	14,501,250
2,000,000	Freeport-McMoRan, Inc.	89,240,000
300,000	Murphy Oil Corporation	13,083,000
125,000	Nutrien, Ltd.	10,348,750
150,000	Occidental Petroleum Corporation	9,718,500
100,000	Occidental Petroleum Corporation warrants (a)	4,292,000
150,000	Ovintiv, Inc.	7,384,500
150,000	Rio Tinto p.l.c (b)	11,902,500
500,000	South32 Limited (b)	8,005,000
200,000	Vale S.A. (b)	3,736,000

		$279,568,000

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

January 31, 2023

Number of Shares		Market Value
	REAL ESTATE — 8.93% of Total Net Assets
125,000	Alexander & Baldwin, Inc.	$2,502,500
60,000	AvalonBay Communities, Inc.	10,646,400
60,000	Boston Properties, Inc.	4,472,400
200,000	Centerspace	13,524,000
75,000	Digital Realty Trust, Inc.	8,596,500
60,000	Essex Property Trust, Inc.	13,564,200
100,000	Federal Realty Investment Trust	11,153,000
150,000	Highwoods Properties, Inc.	4,555,500
250,000	Kimco Realty Corporation	5,615,000
400,000	Outfront Media, Inc.	7,960,000
150,000	Prologis, Inc.	19,392,000
125,000	Regency Centers Corporation	8,328,750
100,000	Simon Property Group, Inc.	12,846,000
55,000	Texas Pacific Land Corporation	109,771,750
125,000	UDR, Inc.	5,323,750
250,000	UMH Properties, Inc.	4,480,000
200,000	Urstadt Biddle Properties, Inc.	3,350,000
500,000	Urstadt Biddle Properties, Inc. Class A	9,390,000
100,000	Vornado Realty Trust	2,439,000
150,000	Weyerhaeuser Company	5,164,500

		$263,075,250

	Total Real Estate and Natural Resource Stocks (identified cost $276,549,674)	$542,643,250

	AGGRESSIVE GROWTH STOCKS — 18.04% of Total Net Assets

	AEROSPACE — 1.18% of Total Net Assets
75,000	Lockheed Martin Corporation	$34,744,500

		$34,744,500
	CHEMICALS — 1.38% of Total Net Assets
70,000	Air Products & Chemicals, Inc.	$22,435,700
65,000	Albemarle Corporation	18,294,250

		$40,729,950
	COMPUTER SOFTWARE & SERVICES — 1.21% of Total Net Assets
70,000	Autodesk, Inc. (a)	$15,061,200
1,200,000	Palantir Technologies, Inc. Class A (a)	9,336,000
190,000	Twilio, Inc. Class A (a)	11,369,600

		$35,766,800
	ELECTRICAL EQUIPMENT & ELECTRONICS — 2.16% of Total Net Assets
45,000	Broadcom, Inc.	$26,325,450
250,000	Intel Corporation	7,065,000
155,000	NVIDIA Corporation	30,282,350

		$63,672,800
	ENERGY SERVICES & PROCESSING — .76% of Total Net Assets
250,000	HF Sinclair Corporation	$14,225,000
80,000	Phillips 66	8,021,600

		$22,246,600

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

January 31, 2023

Number of Shares		Market Value
	ENGINEERING & CONSTRUCTION — .65% of Total Net Assets
175,000	Fluor Corporation (a)	$6,431,250
125,000	Lennar Corporation Class A	12,800,000

		$19,231,250
	ENTERTAINMENT & LEISURE — 1.49% of Total Net Assets
75,000	Disney (Walt) Company (a)	$8,136,750
190,000	Meta Platforms, Inc. Class A (a)	28,304,300
70,000	Wynn Resorts, Ltd. (a)	7,254,800

		$43,695,850
	FINANCIAL SERVICES — 2.59% of Total Net Assets
300,000	Affirm Holdings, Inc. Class A (a)	$4,857,000
95,000	First Republic Bank	13,383,600
500,000	KeyCorp	9,595,000
170,000	Morgan Stanley	16,546,100
170,000	Schwab (Charles) Corporation	13,161,400
80,000	State Street Corporation	7,306,400
50,000	Visa, Inc. Class A	11,510,500

		$76,360,000
	MANUFACTURING — 2.24% of Total Net Assets
80,000	Agilent Technologies, Inc.	$12,166,400
80,000	Illinois Tool Works, Inc.	18,883,200
80,000	IPG Photonics Corporation (a)	8,968,000
80,000	Parker-Hannifin Corporation	26,080,000

		$66,097,600
	MATERIALS — .78% of Total Net Assets
135,000	Nucor Corporation	$22,817,700

		$22,817,700
	PHARMACEUTICALS — .75% of Total Net Assets
75,000	Amgen, Inc.	$18,930,000
500,000	Atara Biotherapeutics, Inc. (a)	2,535,000
300,000	Personalis, Inc. (a)	705,000

		$22,170,000
	RETAIL — 1.32% of Total Net Assets
60,000	Costco Wholesale Corporation	$30,668,400
60,000	Williams-Sonoma, Inc.	8,096,400

		$38,764,800
	TRANSPORTATION — 1.53% of Total Net Assets
200,000	Canadian Pacific Railway Limited	$15,780,000
75,000	FedEx Corporation	14,539,500
75,000	Ryder System, Inc.	7,080,750
250,000	Uber Technologies, Inc. (a)	7,732,500

		$45,132,750

	Total Aggressive Growth Stocks (identified cost $315,926,230)	$531,430,600

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

January 31, 2023

Principal Amount		Market Value
	DOLLAR ASSETS — 28.29% of Total Net Assets

	CORPORATE BONDS — 25.61% of Total Net Assets

	ADVERTISING & MARKETING — .25% of Total Net Assets
$7,500,000	4.200% The Interpublic Group of Companies, Inc., 04-15-24	$7,403,438

		$7,403,438
	AEROSPACE — .78% of Total Net Assets
12,486,000	3.850% L3Harris Technologies, Inc., 06-15-23	$12,434,437
3,000,000	8.375% Lockheed Martin Corporation, 06-15-24	3,152,827
7,500,000	2.930% Northrop Grumman Corporation, 01-15-25	7,264,751

		$22,852,015
	CHEMICALS — .34% of Total Net Assets
10,000,000	4.650% Albemarle Corporation, 06-01-27	$9,967,600

		$9,967,600
	COMMUNICATIONS SERVICES — .11% of Total Net Assets
3,500,000	.750% Bell Canada, 03-17-24	$3,341,230

		$3,341,230
	COMPUTER SOFTWARE & SERVICES — 1.46% of Total Net Assets
11,500,000	4.150% Trimble, Inc., 06-15-23	$11,417,821
31,803,000	4.750% Trimble, Inc., 12-01-24	31,612,023

		$43,029,844
	CONSUMER PRODUCTS — 4.68% of Total Net Assets
40,000,000	3.222% B.A.T. Capital Corporation, 08-15-24	$38,865,500
15,000,000	4.600% Conagra Brands, Inc., 11-01-25	14,896,650
5,640,000	7.125% Conagra Brands, Inc., 10-01-26	6,012,358
5,000,000	3.650% General Mills, Inc., 02-15-24	4,933,825
16,500,000	3.500% Imperial Brands, p.l.c., 07-26-26 (c)	15,418,788
1,200,000	3.500% McCormick & Company, Inc., 09-01-23	1,187,996
10,870,000	2.250% Mondelez International Holdings Netherlands B.V., 09-19-24 (c)	10,431,831
27,500,000	1.250% Pernod Ricard International Finance, LLC, 04-01-28 (c)	23,367,148
7,500,000	2.750% Reckitt Benckiser Treasury Services PLC, 06-26-24 (c)	7,280,726
15,000,000	3.500% Smucker (J.M.) Company, 03-15-25	14,552,723
1,050,000	2.250% Suntory Holdings, Ltd., 10-16-24 (c)	993,486

		$137,941,031
	ENERGY SERVICES & PROCESSING — .17% of Total Net Assets
5,000,000	2.625% HF Sinclair Corporation, 10-01-23	$4,890,985

		$4,890,985
	ENGINEERING & CONSTRUCTION — 1.28% of Total Net Assets
6,207,000	4.750% D.R. Horton, Inc., 02-15-23	$6,206,258
12,500,000	2.500% D.R. Horton, Inc., 10-15-24	12,038,388
7,500,000	5.875% Lennar Corporation, 11-15-24	7,585,868
5,000,000	4.750% Lennar Corporation, 11-29-27	4,933,023
7,000,000	5.500% PulteGroup, Inc., 03-01-26	7,070,420

		$37,833,957

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

January 31, 2023

Principal Amount		Market Value
	FINANCIAL SERVICES — 4.87% of Total Net Assets
$12,500,000	4.250% Affiliated Managers Group, Inc., 02-15-24	$12,359,756
7,500,000	3.500% Affiliated Managers Group, Inc., 08-01-25	7,252,159
7,500,000	6.750% AmSouth Bancorporation, 11-01-25	7,775,332
15,000,000	4.000% Apollo Management Holdings, LLC, 05-30-24 (c)	14,685,795
7,500,000	4.250% Associated Banc-Corp, 01-15-25	7,193,400
7,500,000	3.375% Citadel Finance, LLC, 03-09-26 (c)	6,787,751
10,000,000	3.650% Fifth Third Bancorp, 01-25-24	9,882,250
15,000,000	3.550% First Horizon Corporation, 05-26-23	14,934,623
15,000,000	4.875% Janus Henderson Holdings, Inc., 08-01-25	14,874,263
2,000,000	5.500% Jefferies Group, LLC, 10-18-23	2,006,370
17,500,000	3.750% Lazard Group, LLC, 02-13-25	17,013,806
15,000,000	3.500% SVB Financial Group, 01-29-25	14,575,050
15,000,000	.700% UBS Group, AG, 08-09-24 (c)	14,067,547

		$143,408,102
	INFORMATION SERVICES — .35% of Total Net Assets
5,000,000	2.750% Fiserv, Inc., 07-01-24	$4,844,725
5,500,000	6.625% Relx, Inc., 10-15-23 (c)	5,525,704

		$10,370,429
	INSURANCE — .92% of Total Net Assets
5,000,000	4.500% Horace Mann Educators Corporation, 12-01-25	$4,847,005
10,000,000	4.350% Kemper Corporation, 02-15-25	9,812,775
2,163,000	7.625% Massachusetts Mutual Life Insurance Company, 11-15-23 (c)	2,185,532
7,500,000	4.400% Mercury General Corporation, 03-15-27	7,127,377
3,500,000	5.125% SBL Holdings, Inc., 11-13-26 (c)	3,187,209

		$27,159,898
	MANUFACTURING — .97% of Total Net Assets
15,000,000	2.750% Alcon Finance Corporation, 09-23-26 (c)	$13,944,870
10,000,000	4.625% Kennametal, Inc., 06-15-28	9,786,165
5,000,000	2.700% Parker-Hannifin Corporation, 06-14-24	4,852,780

		$28,583,815
	MATERIALS — .71% of Total Net Assets
7,500,000	2.400% Steel Dynamics, Inc., 06-15-25	$7,078,125
6,500,000	4.500% Vulcan Materials Company, 04-01-25	6,476,204
7,535,000	3.000% WRKCO, Inc., 09-15-24	7,263,811

		$20,818,140
	NATURAL RESOURCES — 1.42% of Total Net Assets
5,250,000	3.900% Cimarex Energy Company, 05-15-27	$4,780,141
4,500,000	3.900% Coterra Energy, Inc., 05-15-27	4,313,329
20,000,000	4.250% Mosaic Company, 11-15-23	19,827,270
3,541,000	6.950% Occidental Petroleum Corporation, 07-01-24	3,612,220
4,779,000	4.125% Parsley Energy, LLC, 02-15-28 (c)	4,450,415
5,000,000	3.800% Yara International ASA, 06-06-26 (c)	4,743,750

		$41,727,125
	PHARMACEUTICALS — .29% of Total Net Assets
6,500,000	3.250% EMD Finance, LLC, 03-15-25 (c)	$6,288,120
2,169,000	4.400% Takeda Pharmaceutical Company, Limited, 11-26-23	2,154,913

		$8,443,033

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

January 31, 2023

Principal Amount		Market Value
	REAL ESTATE — 4.34% of Total Net Assets
$7,500,000	4.100% Brandywine Operating Partnership, L.P., 10-01-24	$7,221,757
5,000,000	3.950% Brandywine Operating Partnership, L.P., 11-15-27	4,306,261
10,000,000	2.000% Corporate Office Properties, L.P., 01-15-29	7,862,120
3,500,000	2.625% Equinix, Inc., 11-18-24	3,362,635
4,500,000	3.250% Essex Portfolio, L.P., 05-01-23	4,478,452
4,500,000	3.950% Federal Realty Investment Trust, 01-15-24	4,414,293
4,575,000	1.250% Federal Realty Investment Trust, 02-15-26	4,100,268
7,500,000	4.125% Highwoods Realty, L.P., 03-15-28	6,838,388
7,927,000	4.450% Kimco Realty Corporation, 01-15-24	7,832,304
8,725,000	3.850% Kimco Realty Corporation, 06-01-25	8,388,874
4,537,000	4.400% LXP Industrial Trust, 06-15-24	4,465,660
4,500,000	3.400% Piedmont Operating Partnership, L.P., 06-01-23	4,468,865
9,500,000	4.450% Piedmont Operating Partnership, L.P., 03-15-24	9,391,173
5,000,000	4.600% Realty Income Corporation, 02-06-24	4,980,035
10,000,000	5.000% Retail Opportunity Investments Corporation, 12-15-23	10,007,245
15,000,000	4.000% Retail Opportunity Investments Corporation, 12-15-24	14,433,383
12,500,000	3.625% Site Centers Corporation, 02-01-25	11,905,631
10,000,000	2.950% UDR, Inc., 09-01-26	9,391,785

		$127,849,129
	RETAIL — .63% of Total Net Assets
5,723,000	1.750% Advance Auto Parts, Inc., 10-01-27	$4,951,989
14,000,000	3.500% AutoNation, Inc., 11-15-24	13,518,603

		$18,470,592
	TRANSPORTATION — .74% of Total Net Assets
7,500,000	2.875% Kansas City Southern, 11-15-29	$6,712,965
8,075,000	4.450% Penske Truck Leasing Company, L.P., 01-29-26 (c)	7,886,449
7,500,000	2.500% Ryder System, Inc., 09-01-24	7,201,230

		$21,800,644
	UTILITIES — 1.30% of Total Net Assets
12,720,000	3.750% Alliant Energy Finance, LLC , 06-15-23 (c)	$12,652,800
4,000,000	4.250% Black Hills Corporation, 11-30-23	3,981,344
4,010,000	2.100% Georgia Power Company, 07-30-23	3,953,643
7,500,000	5.200% National Fuel Gas Company, 07-15-25	7,495,635
3,000,000	.800% WEC Energy Group, Inc., 03-15-24	2,852,478
7,500,000	3.300% Xcel Energy, Inc., 06-01-25	7,250,494

		$38,186,394

		$754,077,401

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

January 31, 2023

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 2.68% of Total Net Assets
$5,000,000	United States Treasury bills 4.313%, 02-23-23 (d)	$4,986,447
30,000,000	United States Treasury bills 4.613%, 06-15-23 (d)	29,496,786
10,000,000	United States Treasury bonds 2.250%, 03-31-24	9,725,626
20,000,000	United States Treasury bonds .750%, 11-15-24	18,787,782
15,000,000	United States Treasury bonds 6.000%, 02-15-26	15,879,868

		$78,876,509

	Total Dollar Assets (identified cost $872,013,349)	$832,953,910

	Total Portfolio — 99.19% of total net assets (identified cost $2,155,074,786) (e)	$2,921,492,859
	Other assets, less liabilities (.81% of total net assets)	23,767,802

	Net assets applicable to outstanding shares	$2,945,260,661

	Notes:
	(a) Non-income producing.
	(b) Sponsored American Depositary Receipt (ADR).

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2023, these securities amounted to $153,897,921, or 5.23% of Permanent Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(d) Interest rate represents yield to maturity.
	(e) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes to financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

SHORT-TERM TREASURY PORTFOLIO

Management’s Discussion and Analysis

Year Ended January 31, 2023 (Unaudited)

Short-Term Treasury Portfolio’s investment objective is to achieve high current income, consistent with safety and liquidity of principal. The Portfolio invests at least 80% of its net assets in direct obligations of the United States Treasury, including U.S. Treasury bills, notes and bonds, and other securities issued by the U.S. Treasury, such as U.S. Agency securities. The Portfolio expects to maintain a dollar-weighted average length to maturity and duration of zero to three years. During the year ended January 31, 2023, the Portfolio’s Class I shares achieved a total return of -1.35%, net of expenses to average net assets of .65%, as compared to 1.87% for the FTSE 3-Month U.S. Treasury Bill Index over the same period. The Portfolio’s return during the year then ended was primarily due to increasing net investment returns available on short-term U.S. Treasury and Agency securities being more than offset by decreases in value of Portfolio securities caused by rapidly rising, short term interest rates. The FTSE 3-Month U.S. Treasury Bill Index does not reflect a deduction for fees, expenses or taxes.

Mutual fund investing involves risk; loss of principal is possible. The Portfolio’s yield and share price will fluctuate in response to changes in interest rates. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

The following pie chart shows Short-Term Treasury Portfolio’s investment holdings by months to maturity, as a percentage of investments as of January 31, 2023.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security.

SHORT-TERM TREASURY PORTFOLIO

Performance Chart

Ten Years Ended January 31, 2023 (Unaudited)

The chart above compares the initial account values and subsequent account values over the past ten years, assuming a hypothetical $10,000 investment in the Portfolio at the beginning of the first period indicated and reinvestment of all dividends and other distributions, without the deduction of taxes, to a $10,000 investment over the same periods in a comparable broad-based securities market index.

The FTSE 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury. You cannot invest directly in an index. Returns shown for the FTSE 3-Month U.S. Treasury Bill Index reflect reinvested interest as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results. The chart does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

SHORT-TERM TREASURY PORTFOLIO

Average Annual Total Returns

Periods Ended January 31, 2023 (Unaudited)

	One Year	Five Years	Ten Years	Since Inception	Inception Date
At Net Asset Value
Class I Shares (PRTBX) (1)	-1.35%	.09%	-.15%	2.07%	5/26/1987
FTSE 3-Month U.S. Treasury Bill Index (2)	1.87%	1.30%	.78%	2.95%

(1)

Returns reflect the impact of fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. See the Notes to Financial Statements for specific information regarding fee waivers.

(2)	The date used to calculate performance since inception for the index is the inception date of the Class I shares.

The table above shows Short-Term Treasury Portfolio’s average annual total returns for the periods indicated, assuming reinvestment of all dividends and other distributions, and deduction of all applicable fees and expenses (except the $35 one-time account start-up fee which was eliminated in January 2016). Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

As stated in the Portfolio’s Prospectus dated May 31, 2022, the total annual operating expenses before and after fee waivers (“expense ratios”) for the year ended January 31, 2022 were 1.21% and .65%, respectively. The expense ratios for the year ended January 31, 2023 may be found in the Financial Highlights section of this Report.

Performance data shown above for Short-Term Treasury Portfolio represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end, may be lower or higher than the performance shown above, and can be obtained by calling the Fund’s Shareholder Services Office at (800) 531-5142.

Investments in the Portfolio are not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency. It is therefore possible to lose money by investing in Short-Term Treasury Portfolio.

SHORT-TERM TREASURY PORTFOLIO

Schedule of Investments

January 31, 2023

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 101.71% of Total Net Assets
$1,800,000	United States Treasury notes .125%, 05-31-23	$1,773,451
2,000,000	United States Treasury notes .250%, 9-30-23	1,941,625
1,850,000	United States Treasury notes 2.500%, 05-31-24	1,799,876
2,000,000	United States Treasury notes .625%, 10-15-24	1,879,373
1,800,000	United States Treasury notes 1.500%, 10-31-24	1,715,080
1,500,000	United States Treasury notes 1.375%, 01-31-25	1,420,016
1,800,000	United States Treasury notes 2.625%, 04-15-25	1,743,980

	Total Portfolio — 101.71% of total net assets (identified cost $12,606,386) (a)	$12,273,401
	Liabilities, less other assets (1.71% of total net assets)	(206,525)

	Net assets applicable to outstanding shares	$12,066,876

	Notes:
	(a) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes to financial statements.

VERSATILE BOND PORTFOLIO

Management’s Discussion and Analysis

Year Ended January 31, 2023 (Unaudited)

Versatile Bond Portfolio’s investment objective is to achieve high current income. The Portfolio invests at least 80% of its net assets in bonds, which may include debt securities of all types and of any maturity. During the year ended January 31, 2023, the Portfolio’s Class I shares achieved a total return of -2.39%, net of expenses to average net assets of .65%, as compared to -12.24% for the Bloomberg Global Aggregate (Excluding Securitized) Bond Index over the same period. The Portfolio’s return during the year then ended exceeded the performance of the index, primarily due to its investment selection, the timing of purchases and sales of those investments in relation to fluctuating market values relative to the aforementioned index, and its investments in U.S. dollar denominated corporate securities having greater credit risk, lower duration and less currency risk than the index. The returns of the index do not reflect a deduction for fees, expenses or taxes. Returns for the Portfolio’s Class A and Class C shares are provided on pages 22, 43 and 44.

Mutual fund investing involves risk; loss of principal is possible. The Portfolio’s yield and share price will fluctuate in response to changes in interest rates. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in debt securities are also subject to credit risk, which is the risk that an issuer of debt securities may be unable or unwilling to pay principal and interest when due. Below investment grade bonds involve greater risk of loss because they are subject to greater levels of credit risk.

The following pie chart shows Versatile Bond Portfolio’s investment holdings by S&P credit rating, as a percentage of investments as of January 31, 2023. Credit ratings range from AAA (highest) to D (lowest) based on S&P measures. Other rating agencies may rate the same securities differently. “Not Rated” securities are not rated by S&P. Credit ratings are only the opinions of the rating agencies issuing them, do not purport to reflect the risk of fluctuations in market value, are not guarantees as to the payment of interest and repayment of principal, and are subject to change.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security.

VERSATILE BOND PORTFOLIO

Performance Chart

Ten Years Ended January 31, 2023 (Unaudited)

The chart above compares the initial account values and subsequent account values over the past ten years, assuming a hypothetical $10,000 investment in the Portfolio’s Class I shares at the beginning of the first period indicated and reinvestment of all dividends and other distributions, without the deduction of taxes, to a $10,000 investment over the same periods in a comparable broad-based securities market index. The performance of the Portfolio’s Class A and Class C shares will differ due to different sales charge structures and share class expenses.

The Bloomberg Global Aggregate Bond Index is a market-capitalization weighted, broad-based measure of global, government-related, treasury, corporate and securitized fixed income investments. The Bloomberg Global Aggregate (Excluding Securitized) Bond Index, which excludes securitized fixed income investments, is a sub-index of the Bloomberg Global Aggregate Bond Index. You cannot invest directly in an index. Returns shown for the Bloomberg Global Aggregate (Excluding Securitized) Bond Index reflect reinvested interest, dividends and other distributions as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results. The chart does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

VERSATILE BOND PORTFOLIO

Average Annual Total Returns

Periods Ended January 31, 2023 (Unaudited)

	One Year	Five Years	Ten Years	Since Inception	Inception Date
At Net Asset Value
Class I Shares (PRVBX) (1)(2)	-2.39%	4.02%	3.48%	3.53%	9/27/1991
Class A Shares (PRVDX) (1)	-2.63%	3.76%	—	3.90%	5/31/2016
Class C Shares (PRVHX) (1)	-3.36%	2.99%	—	3.13%	5/31/2016

With Sales Charge
Class A Shares (PRVDX) (1)(3)	-6.53%	2.91%	—	3.27%
Class C Shares (PRVHX) (1)(3)	-4.32%	2.99%	—	3.13%

Bloomberg Global Aggregate (Excluding Securitized) Bond Index (4)(5)	-12.24%	-1.41%	-.14%	4.38%

(1)

Returns reflect the impact of fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. See the Notes to Financial Statements for specific information regarding fee waivers.

(2)

Returns for periods prior to May 30, 2012 reflect the Portfolio’s results under its prior investment strategies. Such returns should not be considered predictive or representative of results the Portfolio may experience under its current investment strategies.

(3)

Returns with sales charge reflect the deduction of the maximum front end sales charge of 4.00% for Class A shares, and the maximum contingent deferred sales charge of 1.00% which is imposed on Class C shares that are redeemed within one year of purchase.

(4)

The Bloomberg Global Aggregate (Excluding Securitized) Bond Index commenced on September 30, 2002. Performance of the Index for periods prior to September 30, 2002, is calculated using the return data of the Bloomberg Global Aggregate Bond Index through September 29, 2002 and the return data of the Bloomberg Global Aggregate (Excluding Securitized) Bond Index since September 30, 2002.

(5)	The date used to calculate performance since inception for the Index is the inception date of the Class I shares.

The table above shows Versatile Bond Portfolio’s average annual total returns for the periods indicated, assuming reinvestment of all dividends and other distributions, and deduction of all applicable fees and expenses (except the $35 one-time account start-up fee which was eliminated in January 2016). All share classes of the Portfolio are invested in the same securities and returns only differ to the extent that the fees and expenses of the share classes are different. Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

As stated in the Portfolio’s Prospectus dated May 31, 2022, the total annual operating expenses (“expense ratios”) for the year ended January 31, 2022, before fee waivers, were 1.20%, 1.45% and 2.20% for the Portfolio’s Class I, Class A and Class C shares, respectively. The expense ratios for the same period, after fee waivers, were .64%, .89% and 1.64% for the Portfolio’s Class I, Class A and Class C shares, respectively. The expense ratios for the year ended January 31, 2023 may be found in the Financial Highlights section of this Report.

Performance data shown above for Versatile Bond Portfolio represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end, may be lower or higher than the performance shown above, and can be obtained by calling the Fund’s Shareholder Services Office at (800) 531-5142.

Investments in the Portfolio are not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency. It is therefore possible to lose money by investing in Versatile Bond Portfolio.

VERSATILE BOND PORTFOLIO

Schedule of Investments

January 31, 2023

Principal Amount		Market Value
	CORPORATE BONDS — 81.07% of Total Net Assets

	ADVERTISING & MARKETING — 1.11% of Total Net Assets
$1,000,000	4.200% The Interpublic Group of Companies, Inc., 04-15-24	$987,125

		$987,125
	AEROSPACE — .19% of Total Net Assets
170,000	3.850% L3Harris Technologies, Inc., 06-15-23	$169,266

		$169,266
	CHEMICALS — .67% of Total Net Assets
637,000	.875% Westlake Corporation, 08-15-24	$597,079

		$597,079
	COMPUTER SOFTWARE & SERVICES — 5.30% of Total Net Assets
1,750,000	4.150% Trimble, Inc., 06-15-23	$1,737,495
3,000,000	4.750% Trimble, Inc., 12-01-24	2,981,985

		$4,719,480
	CONSUMER PRODUCTS — 14.43% of Total Net Assets
5,650,000	3.222% B.A.T. Capital Corporation, 08-15-24	$5,489,752
1,000,000	7.125% Conagra Brands, Inc., 10-01-26	1,066,021
4,750,000	3.500% Imperial Brands, p.l.c., 07-26-26 (a)	4,438,742
164,000	3.350% Johnson (S.C.) & Son, Inc., 09-30-24 (a)	158,979
1,000,000	3.500% Smucker (J.M.) Company, 03-15-25	970,181
750,000	2.250% Suntory Holdings, Ltd., 10-16-24 (a)	709,633

		$12,833,308
	ELECTRICAL EQUIPMENT & ELECTRONICS — .55% of Total Net Assets
500,000	4.625% Avnet, Inc., 04-15-26	$489,689

		$489,689
	ENERGY SERVICES & PROCESSING — 7.91% of Total Net Assets
5,543,600	4.750% El Paso Energy Capital Trust I, 03-31-28 (b)	$5,077,938
2,000,000	2.625% HF Sinclair Corporation, 10-01-23	1,956,394

		$7,034,332
	ENGINEERING & CONSTRUCTION — 3.41% of Total Net Assets
2,000,000	5.875% Lennar Corporation, 11-15-24	$2,022,898
1,000,000	5.500% PulteGroup, Inc., 03-01-26	1,010,060

		$3,032,958
	FINANCIAL SERVICES — 8.51% of Total Net Assets
1,000,000	3.500% Affiliated Managers Group, Inc., 08-01-25	$966,955
1,000,000	6.500% B. Riley Financial, Inc., 09-30-26	932,400
1,000,000	3.550% First Horizon Corporation, 05-26-23	995,641
375,000	4.625% KKR Group Finance Company IX, LLC, 04-01-61	296,550
4,500,000	3.750% Lazard Group, LLC, 02-13-25	4,374,979

		$7,566,525
	INSURANCE — 9.62% of Total Net Assets
1,500,000	4.500% Brown & Brown, Inc., 03-15-29	$1,438,755
2,000,000	4.500% Horace Mann Educators Corporation, 12-01-25	1,938,802
3,000,000	4.350% Kemper Corporation, 02-15-25	2,943,832
1,750,000	4.400% Mercury General Corporation, 03-15-27	1,663,055
750,000	7.450% Phoenix Companies, Inc., 01-15-32	570,000

		$8,554,444

Continued on following page.

VERSATILE BOND PORTFOLIO

Schedule of Investments

January 31, 2023

Principal Amount		Market Value
	MANUFACTURING — 3.23% of Total Net Assets
$375,000	8.125% Babcock & Wilcox Enterprises, Inc., 02-28-26	$371,400
2,400,000	4.625% Kennametal, Inc., 06-15-28	2,348,680
152,000	4.550% Keysight Technologies, Inc., 10-30-24	151,296

		$2,871,376
	MATERIALS — 1.08% of Total Net Assets
1,000,000	2.800% Steel Dynamics, Inc., 12-15-24	$960,000

		$960,000
	MEDICAL DEVICES — .72% of Total Net Assets
750,000	5.263% Haemonetics Corporation, 03-01-26 (b)(c)	$638,990

		$638,990
	NATURAL RESOURCES — 5.11% of Total Net Assets
1,000,000	3.900% Cimarex Energy Company, 05-15-27	$910,503
500,000	1.625% Glencore Funding, LLC, 09-01-25 (a)	458,583
472,000	6.950% Occidental Petroleum Corporation, 07-01-24	481,493
825,000	5.375% Ovintiv Exploration, Inc., 01-01-26	829,641
2,000,000	4.125% Parsley Energy, LLC, 02-15-28 (a)	1,862,488

		$4,542,708
	PHARMACEUTICALS — .38% of Total Net Assets
350,000	2.900% Bristol-Myers Squibb Company, 07-26-24 (a)	$341,918

		$341,918
	REAL ESTATE — 13.57% of Total Net Assets
2,000,000	4.100% Brandywine Operating Partnership, L.P., 10-01-24	$1,925,802
408,000	3.375% Duke Realty, L.P., 12-15-7	382,687
500,000	7.600% First Industrial, L.P., 07-15-28	542,962
1,000,000	4.450% Kimco Realty Corporation, 01-15-24	988,054
1,250,000	3.850% Kimco Realty Corporation, 06-01-25	1,201,844
1,000,000	3.400% Piedmont Operating Partnership, L.P., 06-01-23	993,081
620,000	4.600% Realty Income Corporation, 02-06-24	617,524
3,250,000	5.000% Retail Opportunity Investments Corporation, 12-15-23	3,252,354
2,250,000	4.000% Retail Opportunity Investments Corporation, 12-15-24	2,165,007

		$12,069,315
	RESTAURANTS — .34% of Total Net Assets
300,000	3.875% Brinker International, Inc., 05-15-23	$299,625

		$299,625
	RETAIL — 2.17% of Total Net Assets
2,000,000	3.500% AutoNation, Inc., 11-15-24	$1,931,229

		$1,931,229
	UTILITIES — 2.77% of Total Net Assets
498,000	3.600% Eastern Gas Transmission & Storage, Inc., 12-15-24	$485,255
1,050,000	3.750% National Fuel Gas Company, 03-01-23	1,048,915
500,000	7.375% National Fuel Gas Company, 06-13-25	525,363
415,000	3.508% Niagara Mohawk Power Corporation, 10-01-24 (a)	401,848

		$2,461,381

	Total Corporate Bonds (identified cost $76,537,445)	$72,100,748

Continued on following page.

VERSATILE BOND PORTFOLIO

Schedule of Investments

January 31, 2023

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 5.34% of Total Net Assets
$4,750,000	United States Treasury bills 3.564%, 02-07-23 (c)	$4,746,710

	Total United States Treasury Securities (identified cost $4,746,687)	$4,746,710

Number of Shares
	PREFERRED STOCKS — 12.45% of Total Net Assets

	COMMUNICATIONS SERVICES — 2.46% of Total Net Assets
45,000	7.125% DigitalBridge Group, Inc., Preferred Class H (d)	$1,010,700
45,000	7.125% DigitalBridge Group, Inc., Preferred Class J (d)	1,001,250
10,000	6.000% Telephone & Data Systems, Inc., Preferred Class VV (d)	173,200

		$2,185,150
	FINANCIAL SERVICES — 5.12% of Total Net Assets
11,999	5.625% Associated Banc-Corp, Preferred Class F (e)	$294,695
50,000	5.000% Capital One Financial Corporation, Preferred Class I (e)	1,094,500
42,500	7.875% Compass Diversified Holdings, Preferred Class C (d)	1,074,825
10,000	6.000% Merchants Bancorp, Preferred Class C (e)	243,200
15,000	4.450% Schwab (Charles) Corporation, Preferred Class J (e)	325,650
35,000	6.000% Steel Partners Holdings, L.P., Cumulative Preferred Class A, 02-07-26	809,550
35,000	4.875% Washington Federal, Inc., Preferred Class A (e)	710,150

		$4,552,570
	INSURANCE — .43% of Total Net Assets
500,000	6.500% SBL Holdings, Inc., Perpetual Hybrid Subordinated (a)(e)(f)	$387,056

		$387,056
	MANUFACTURING — 1.22% of Total Net Assets
40,000	10.625% Wesco International, Inc., Preferred Class A (d)(f)	$1,088,000

		$1,088,000
	REAL ESTATE — 3.22% of Total Net Assets
45,000	6.375% CTO Realty Growth, Inc., Preferred Class A (d)	$979,403
20,000	6.250% Urstadt Biddle Properties, Inc., Preferred Class H (d)	456,000
65,000	5.875% Urstadt Biddle Properties, Inc., Preferred Class K (d)	1,426,100

		$2,861,503

	Total Preferred Stocks (identified cost $12,140,227)	$11,074,279

	Total Portfolio — 98.86% of total net assets (identified cost $93,424,359) (g)	$87,921,737
	Other assets, less liabilities (1.14% of total net assets)	1,017,420

	Net assets applicable to outstanding shares	$88,939,157

	Notes:

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2023, these securities amounted to $8,759,247, or 9.85% of Versatile Bond Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(b) Convertible security.
	(c) Interest rate represents yield to maturity.
	(d) Cumulative, perpetual preferred stock.
	(e) Non-cumulative, perpetual preferred stock.
	(f) Variable or floating rate security whereby the interest rate is periodically reset. The interest rate shown reflects the rate in effect as of January 31, 2023.
	(g) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes to financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

AGGRESSIVE GROWTH PORTFOLIO

Management’s Discussion and Analysis

Year Ended January 31, 2023 (Unaudited)

Aggressive Growth Portfolio’s investment objective is to achieve high (greater than the stock market as a whole), long-term appreciation in the value of its shares. The Portfolio invests in stocks and stock warrants of U.S. and foreign companies that are expected to have a higher profit potential than the stock market as a whole. During the year ended January 31, 2023, the Portfolio’s Class I shares achieved a total return of -8.55%, net of expenses to average net assets of 1.21%, as compared to -.92% for the Dow Jones Industrial Average and -8.22% for the S&P 500 over the same period. The Portfolio’s return during the year then ended was primarily due to the Portfolio’s investment selection and the timing of purchases and sales of those investments in relation to fluctuating market values relative to the aforementioned indices. Industry sectors contributing the most appreciation to the Portfolio during the year ended January 31, 2023 included materials, energy services and processing, aerospace, engineering and construction and natural resources, while computer software and services, pharmaceuticals, and entertainment and leisure, provided the most depreciation over the same period. Neither the Dow Jones Industrial Average nor the S&P 500 reflect deductions for fees, expenses or taxes. Returns for the Portfolio’s Class A and Class C shares are provided on pages 29, 46 and 47.

Mutual fund investing involves risk; loss of principal is possible. Aggressive Growth Portfolio’s stock market investments will fluctuate, sometimes rapidly and unexpectedly. Aggressive growth stock investments are subject to greater market risk of price declines, especially during periods when the prices of U.S. stock market investments in general are declining. The Portfolio may also invest in smaller and medium capitalization companies which will involve additional risks, such as limited liquidity and greater volatility.

The following pie chart shows Aggressive Growth Portfolio’s investment holdings by industry sector, as a percentage of total net assets as of January 31, 2023.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

AGGRESSIVE GROWTH PORTFOLIO

Performance Chart

Ten Years Ended January 31, 2023 (Unaudited)

The chart above compares the initial account values and subsequent account values over the past ten years, assuming a hypothetical $10,000 investment in the Portfolio’s Class I shares at the beginning of the first period indicated and reinvestment of all dividends and other distributions, without the deduction of taxes, to a $10,000 investment over the same periods in comparable broad-based securities market indices. The performance of the Portfolio’s Class A and Class C shares will differ due to different sales charge structures and share class expenses.

The Dow Jones Industrial Average — Total Return is an average of the stock prices of thirty large companies and represents a widely recognized unmanaged portfolio of common stocks. The S&P 500 is a market-capitalization weighted index of common stocks and also represents an unmanaged portfolio. You cannot invest directly in an index. Returns shown for the Dow Jones Industrial Average and the S&P 500 reflect reinvested dividends and other distributions as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results. The chart does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

AGGRESSIVE GROWTH PORTFOLIO

Average Annual Total Returns

Periods Ended January 31, 2023 (Unaudited)

	One Year	Five Years	Ten Years	Since Inception	Inception Date
At Net Asset Value
Class I Shares (PAGRX)	-8.55%	8.49%	10.62%	10.20%	1/02/1990
Class A Shares (PAGDX)	-8.78%	8.22%	—	11.62%	5/31/2016
Class C Shares (PAGHX)	-9.46%	7.41%	—	10.78%	5/31/2016

With Sales Charge
Class A Shares (PAGDX) (1)	-13.34%	7.12%	—	10.76%
Class C Shares (PAGHX) (1)	-10.30%	7.41%	—	10.78%

Dow Jones Industrial Average-Total Return (2)	-.92%	7.77%	11.98%	10.46%
S&P 500 (2)	-8.22%	9.54%	12.68%	9.87%

(1)

Returns with sales charge reflect the deduction of the maximum front end sales charge of 5.00% for Class A shares, and the maximum contingent deferred sales charge of 1.00% which is imposed on Class C shares that are redeemed within one year of purchase.

(2)	The date used to calculate performance since inception for the indices is the inception date of the Class I shares.

The table above shows Aggressive Growth Portfolio’s average annual total returns for the periods indicated, assuming reinvestment of all dividends and other distributions, and deduction of all applicable fees and expenses (except the $35 one-time account start-up fee which was eliminated in January 2016). All share classes of the Portfolio are invested in the same securities and returns only differ to the extent that the fees and expenses of the share classes are different. Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

As stated in the Portfolio’s Prospectus dated May 31, 2022, the total annual operating expenses (“expense ratios”) for the year ended January 31, 2022 were 1.21%, 1.46% and 2.21% for the Portfolio’s Class I, Class A and Class C shares, respectively. The expense ratios for the year ended January 31, 2023 may be found in the Financial Highlights section of this Report.

Performance data shown above for Aggressive Growth Portfolio represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end, may be lower or higher than the performance shown above, and can be obtained by calling the Fund’s Shareholder Services Office at (800) 531-5142.

Investments in the Portfolio are not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency. It is therefore possible to lose money by investing in Aggressive Growth Portfolio.

AGGRESSIVE GROWTH PORTFOLIO

Schedule of Investments

January 31, 2023

Number of Shares		Market Value
	AGGRESSIVE GROWTH STOCKS — 97.67% of Total Net Assets

	AEROSPACE — 4.64% of Total Net Assets
3,000	Lockheed Martin Corporation	$1,389,780

		$1,389,780
	CHEMICALS — 6.03% of Total Net Assets
3,000	Air Products & Chemicals, Inc.	$961,530
3,000	Albemarle Corporation	844,350

		$1,805,880
	COMPUTER SOFTWARE & SERVICES — 5.71% of Total Net Assets
4,000	Autodesk, Inc. (a)	$860,640
40,000	Palantir Technologies, Inc. Class A (a)	311,200
9,000	Twilio, Inc. Class A (a)	538,560

		$1,710,400
	ELECTRICAL EQUIPMENT & ELECTRONICS — 14.13% of Total Net Assets
2,500	Broadcom, Inc.	$1,462,525
15,000	Intel Corporation	423,900
12,000	NVIDIA Corporation	2,344,440

		$4,230,865
	ENERGY SERVICES & PROCESSING — 2.85% of Total Net Assets
15,000	HF Sinclair Corporation	$853,500

		$853,500
	ENGINEERING & CONSTRUCTION — 2.57% of Total Net Assets
7,000	Fluor Corporation (a)	$257,250
5,000	Lennar Corporation Class A	512,000

		$769,250
	ENTERTAINMENT & LEISURE — 6.03% of Total Net Assets
5,000	Disney (Walt) Company (a)	$542,450
5,000	Meta Platforms, Inc. Class A (a)	744,850
5,000	Wynn Resorts, Ltd. (a)	518,200

		$1,805,500
	FINANCIAL SERVICES — 14.12% of Total Net Assets
15,000	Affirm Holdings, Inc. Class A (a)	$242,850
5,000	First Republic Bank	704,400
20,000	KeyCorp	383,800
10,000	Morgan Stanley	973,300
10,000	Schwab (Charles) Corporation	774,200
5,000	State Street Corporation	456,650
3,000	Visa, Inc. Class A	690,630

		$4,225,830
	MANUFACTURING — 8.28% of Total Net Assets
3,000	Agilent Technologies, Inc.	$456,240
3,000	Illinois Tool Works, Inc.	708,120
3,000	IPG Photonics Corporation (a)	336,300
3,000	Parker-Hannifin Corporation	978,000

		$2,478,660
	MATERIALS — 2.26% of Total Net Assets
4,000	Nucor Corporation	$676,080

		$676,080

Continued on following page.

AGGRESSIVE GROWTH PORTFOLIO

Schedule of Investments

January 31, 2023

Number of Shares		Market Value
	NATURAL RESOURCES — 16.66% of Total Net Assets
80,000	Birchcliff Energy, Ltd.	$512,800
80,000	Freeport-McMoRan, Inc.	3,569,600
5,000	Nutrien, Ltd.	413,950
10,000	Ovintiv, Inc.	492,300

		$4,988,650
	PHARMACEUTICALS — 3.03% of Total Net Assets
3,000	Amgen, Inc.	$757,200
25,000	Atara Biotherapeutics, Inc. (a)	126,750
10,000	Personalis, Inc. (a)	23,500

		$907,450
	RETAIL — 6.52% of Total Net Assets
2,500	Costco Wholesale Corporation	$1,277,850
5,000	Williams-Sonoma, Inc.	674,700

		$1,952,550
	TRANSPORTATION — 4.84% of Total Net Assets
5,000	Canadian Pacific Railway Limited	$394,500
3,000	FedEx Corporation	581,580
5,000	Ryder System, Inc.	472,050

		$1,448,130

	Total Portfolio — 97.67% of total net assets (identified cost $10,713,169) (b)	$29,242,525
	Other assets, less liabilities (2.33% of total net assets)	696,370

	Net assets applicable to outstanding shares	$29,938,895

	Notes:
	(a) Non-income producing.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

January 31, 2023

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
ASSETS
Investments at market value (Notes 1, 5 & 6):
Investments other than securities:
Gold assets (identified cost $360,257,512; $—; $— and $—, respectively)	$632,056,216	$—	$—	$—
Silver assets (identified cost $111,034,044; $—; $— and $—, respectively)	162,905,469	—	—	—

	794,961,685	—	—	—
Swiss franc bonds	219,503,414	—	—	—
Real estate and natural resource stocks	542,643,250	—	—	—
Aggressive growth stocks	531,430,600	—	—	29,242,525
Corporate bonds	754,077,401	—	72,100,748	—
Preferred stocks	—	—	11,074,279	—
United States Treasury securities	78,876,509	12,273,401	4,746,710	—

Total investments (identified cost $2,155,074,786; $12,606,386; $93,424,359 and $10,713,169, respectively)	2,921,492,859	12,273,401	87,921,737	29,242,525
Cash	20,765,661	—	1,251,197	690,647
Accounts receivable for investments sold	3,243,243	—	—	—
Accounts receivable for shares of the portfolio sold	9,636,140	500	617,895	58
Accrued dividends receivable	821,040	—	—	33,775
Accrued interest receivable	9,640,465	34,983	709,452	—
Accrued foreign taxes receivable	6,217,959	—	—	—
Prepaid expenses	71,779	42	4,617	1,038

Total assets	2,971,889,146	12,308,926	90,504,898	29,968,043

LIABILITIES
Bank overdraft	—	234,035	—	—
Accounts payable for investments purchased	22,946,491	—	1,479,136	—
Accounts payable for shares of the portfolio redeemed	1,532,945	1,579	38,532	—
Accrued investment advisory fees	1,941,227	6,436	42,754	28,651
Accrued distribution and service fees	207,822	—	5,319	497

Total liabilities	26,628,485	242,050	1,565,741	29,148

NET ASSETS	$2,945,260,661	$12,066,876	$88,939,157	$29,938,895

Continued on following page.

STATEMENTS OF ASSETS AND LIABILITIES

January 31, 2023

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
COMPONENTS OF NET ASSETS
Capital stock	$60,886	$190	$1,430	$476
Paid-in capital	2,171,193,469	12,321,788	96,270,555	11,367,257

	2,171,254,355	12,321,978	96,271,985	11,367,733
Total distributable earnings (deficit)	774,006,306	(255,102)	(7,332,828)	18,571,162

NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$2,945,260,661	$12,066,876	$88,939,157	$29,938,895

COMPUTATION OF NET ASSETS

CLASS I SHARES
Net assets applicable to outstanding shares	$2,875,001,323	$12,066,876	$88,095,913	$29,714,960
Shares outstanding	59,407,579	190,473	1,416,655	472,251
Net asset value and redemption proceeds per share	$48.39	$63.35	$62.19	$62.92

CLASS A SHARES
Net assets applicable to outstanding shares	$33,722,821	—	$135,524	$98,360
Shares outstanding	699,734	—	2,186	1,569
Net asset value per share	$48.19	—	$62.02	$62.70
Offering price per share (NAV per share plus maximum sales charge) (1)	$50.73	—	$64.60	$66.00

CLASS C SHARES
Net assets applicable to outstanding shares	$36,536,517	—	$707,720	$125,575
Shares outstanding	778,292	—	11,566	2,126
Net asset value per share	$46.94	—	$61.19	$59.05
Redemption proceeds per share (NAV per share less maximum contingent deferred sales charge) (2)	$46.47	—	$60.58	$58.46

(1)	Maximum sales charge for Class A shares of 5.00% in Permanent Portfolio and Aggressive Growth Portfolio, and 4.00% in Versatile Bond Portfolio.
(2)	Maximum contingent deferred sales charge (CDSC) is 1.00% for Class C shares. The CDSC is eliminated one year after purchase.

See accompanying notes to financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

STATEMENTS OF OPERATIONS

Year Ended January 31, 2023

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
INVESTMENT INCOME (Note 1)
Interest	$17,388,622	$174,723	$1,412,112	$1,894
Dividends	25,566,105	—	1,185,514	451,136

	42,954,727	174,723	2,597,626	453,030
EXPENSES (Notes 3 & 4)
Investment advisory fee	22,838,546	151,068	1,030,665	339,225
Trustees’ fees and expenses	685,685	3,303	18,808	6,704
Legal expense	75,721	332	2,249	742
Distribution and service fees — Class A	86,378	—	339	275
Distribution and service fees — Class C	334,669	—	6,368	1,190

Total expenses	24,020,999	154,703	1,058,429	348,136
Less waiver of investment advisory fee	—	(71,559)	(488,210)	—

Net expenses	24,020,999	83,144	570,219	348,136

Net investment income before foreign income taxes deducted at source	18,933,728	91,579	2,027,407	104,894
Less foreign income taxes deducted at source, net of refundable taxes	(171,680)	—	(3,080)	(4,337)

NET INVESTMENT INCOME	18,762,048	91,579	2,024,327	100,557

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY (Notes 1, 5 & 6)

Net realized gain (loss) on:
Investments in securities	34,977,991	(3,974)	(1,331,330)	1,604,902
Foreign currency transactions	(7,152,082)	—	—	65

	27,825,909	(3,974)	(1,331,330)	1,604,967
Change in unrealized appreciation (depreciation) of:
Investments	(5,621,476)	(263,106)	(3,772,183)	(4,646,975)
Translation of assets and liabilities in foreign currencies	260,940	—	—	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	22,465,373	(267,080)	(5,103,513)	(3,042,008)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$41,227,421	$(175,501)	$(3,079,186)	$(2,941,451)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Permanent Portfolio®
	Year Ended January 31, 2023	Year Ended January 31, 2022
OPERATIONS
Net investment income (loss)	$18,762,048	$6,781,604
Net realized gain (loss) on investments in securities	34,977,991	43,720,542
Net realized gain (loss) on foreign currency transactions	(7,152,082)	612,870
Change in unrealized appreciation (depreciation) of investments	(5,621,476)	100,766,454
Change in unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	260,940	(670,978)

Net increase (decrease) in net assets resulting from operations	41,227,421	151,210,492

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Class I	(42,514,972)	(58,862,759)
Class A	(381,746)	(838,489)
Class C	(447,123)	(505,506)

Total distributions to shareholders	(43,343,841)	(60,206,754)

CAPITAL STOCK TRANSACTIONS
Shares sold
Class I	779,225,000	732,699,099
Class A	16,847,975	26,823,643
Class C	11,219,053	18,295,836
Distributions reinvested
Class I	33,527,156	45,966,660
Class A	267,146	577,348
Class C	346,147	382,861
Shares redeemed
Class I	(761,298,931)	(411,044,671)
Class A	(31,401,404)	(5,658,767)
Class C	(4,957,863)	(1,814,447)

Net increase (decrease) from capital stock transactions	43,774,279	406,227,562

NET INCREASE (DECREASE) IN NET ASSETS	41,657,859	497,231,300

NET ASSETS AT BEGINNING OF YEAR	2,903,602,802	2,406,371,502

NET ASSETS AT END OF YEAR	$2,945,260,661	$2,903,602,802

SHARE TRANSACTIONS
Shares sold
Class I	16,293,525	14,782,166
Class A	357,696	542,647
Class C	241,796	374,658
Distributions reinvested
Class I	722,101	929,934
Class A	5,776	11,728
Class C	7,676	7,915
Shares redeemed
Class I	(16,307,688)	(8,303,934)
Class A	(667,349)	(114,477)
Class C	(109,814)	(37,194)

INCREASE (DECREASE) IN SHARES OUTSTANDING	543,719	8,193,443

Continued on following page.

Short-Term Treasury Portfolio		Versatile Bond Portfolio		Aggressive Growth Portfolio
Year Ended January 31, 2023	Year Ended January 31, 2022	Year Ended January 31, 2023	Year Ended January 31, 2022	Year Ended January 31, 2023	Year Ended January 31, 2022

$91,579	$(78,048)	$2,024,327	$1,232,654	$100,557	$(53,807)
(3,974)	—	(1,331,330)	229,299	1,604,902	1,430,657
—	—	—	—	65	—
(263,106)	(70,286)	(3,772,183)	(1,676,710)	(4,646,975)	1,864,703
—	—	—	—	—	—

(175,501)	(148,334)	(3,079,186)	(214,757)	(2,941,451)	3,241,553

—	—	(1,406,770)	(1,009,242)	(1,967,670)	(2,533,918)
—	—	(2,071)	(964)	(6,160)	(9,104)
—	—	(7,130)	(790)	(8,283)	(10,164)

—	—	(1,415,971)	(1,010,996)	(1,982,113)	(2,553,186)

2,543,396	5,628,416	52,481,399	142,945,762	3,473,193	6,445,234
—	—	104,800	106,440	5,700	27,505
—	—	460,094	345,054	—	71,439

—	—	1,305,947	943,071	1,885,838	2,460,042
—	—	1,631	964	6,160	9,104
—	—	7,130	790	8,283	10,164

(2,803,624)	(6,136,460)	(80,389,299)	(30,170,997)	(6,718,663)	(4,684,114)
—	—	(87,016)	(40,007)	(25,583)	(1,486)
—	—	(113,795)	(320)	—	(3,000)

(260,228)	(508,044)	(26,229,109)	114,130,757	(1,365,072)	4,334,888

(435,729)	(656,378)	(30,724,266)	112,905,004	(6,288,636)	5,023,255

12,502,605	13,158,983	119,663,423	6,758,419	36,227,531	31,204,276

$12,066,876	$12,502,605	$88,939,157	$119,663,423	$29,938,895	$36,227,531

40,084	87,005	839,974	2,178,578	53,836	76,071
—	—	1,693	1,622	80	327
—	—	7,463	5,344	—	871

—	—	21,448	14,447	33,044	30,078
—	—	27	15	108	112
—	—	119	12	154	131

(44,287)	(95,017)	(1,281,899)	(459,313)	(100,120)	(57,376)
—	—	(1,408)	(610)	(399)	(19)
—	—	(1,885)	(5)	—	(35)

(4,203)	(8,012)	(414,468)	1,740,090	(13,297)	50,160

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Permanent Portfolio®

Class I Shares (PRPFX) (1)	Year Ended January 31,
	2023	2022	2021	2020	2019

Net asset value, beginning of year	$48.13	$46.15	$40.96	$38.07	$42.01

Income (loss) from investment operations
Net investment income (2)	.31	.12	.31	.39	.37
Net realized and unrealized gain (loss) on investments and foreign currencies (3)	.68	2.88	7.36	3.65	(1.52)

Total income (loss) from investment operations	.99	3.00	7.67	4.04	(1.15)

Less distributions from
Net investment income	(.14)	(.18)	(.43)	(.39)	(.31)
Net realized gain on investments	(.59)	(.84)	(2.05)	(.76)	(2.48)

Total distributions	(.73)	(1.02)	(2.48)	(1.15)	(2.79)

Net asset value, end of year	$48.39	$48.13	$46.15	$40.96	$38.07

Total return (4)	2.13%	6.44%	18.85%	10.73%	(2.47)%

Ratios / supplemental data
Net assets, end of year (in thousands)	$2,875,001	$2,825,470	$2,367,139	$1,926,723	$1,969,888

Portfolio turnover rate	27.58%	29.47%	41.03%	15.26%	18.62%
Ratio of expenses to average net assets	.82%	.81%	.83%	.85%	.84%
Ratio of net investment income to average net assets	.67%	.25%	.72%	.97%	.93%

(1)	Information contained herein is for each share of capital stock outstanding throughout each year.
(2)	Net investment income is based on average shares outstanding during the year.
(3)

Per share net realized and unrealized gains or losses on investments and foreign currencies may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Permanent Portfolio®

Class A Shares (PRPDX) (1)	Year Ended January 31,
	2023	2022	2021	2020	2019

Net asset value, beginning of year	$47.92	$45.98	$40.86	$37.99	$41.94

Income (loss) from investment operations
Net investment income (loss) (2)	.19	(.01)	.16	.27	.26
Net realized and unrealized gain (loss) on investments and foreign currencies (3)	.68	2.87	7.37	3.66	(1.50)

Total income (loss) from investment operations	.87	2.86	7.53	3.93	(1.24)

Less distributions from
Net investment income	(.01)	(.08)	(.36)	(.30)	(.23)
Net realized gain on investments	(.59)	(.84)	(2.05)	(.76)	(2.48)

Total distributions	(.60)	(.92)	(2.41)	(1.06)	(2.71)

Net asset value, end of year	$48.19	$47.92	$45.98	$40.86	$37.99

Total return (4)	1.87%	6.18%	18.56%	10.45%	(2.70)%

Ratios / supplemental data
Net assets, end of year (in thousands)	$33,723	$48,095	$25,918	$9,752	$6,444

Portfolio turnover rate	27.58%	29.47%	41.03%	15.26%	18.62%
Ratio of expenses to average net assets	1.07%	1.06%	1.08%	1.10%	1.09%
Ratio of net investment income (loss) to average net assets	.41%	(.02)%	.36%	.68%	.65%

(1)	Information contained herein is for each share of capital stock outstanding throughout each year.
(2)	Net investment income (loss) is based on average shares outstanding during the year.
(3)

Per share net realized and unrealized gains or losses on investments and foreign currencies may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Permanent Portfolio®

Class C Shares (PRPHX) (1)	Year Ended January 31,
	2023	2022	2021	2020	2019

Net asset value, beginning of year	$47.04	$45.40	$40.45	$37.67	$41.68

Income (loss) from investment operations
Net investment loss (2)	(.15)	(.38)	(.14)	(.03)	(.04)
Net realized and unrealized gain (loss) on investments and foreign currencies (3)	.64	2.86	7.24	3.63	(1.48)

Total income (loss) from investment operations	.49	2.48	7.10	3.60	(1.52)

Less distributions from
Net investment income	—	—	(.10)	(.06)	(.01)
Net realized gain on investments	(.59)	(.84)	(2.05)	(.76)	(2.48)

Total distributions	(.59)	(.84)	(2.15)	(.82)	(2.49)

Net asset value, end of year	$46.94	$47.04	$45.40	$40.45	$37.67

Total return (4)	1.09%	5.41%	17.67%	9.62%	(3.43)%

Ratios / supplemental data
Net assets, end of year (in thousands)	$36,537	$30,038	$13,315	$6,314	$4,047

Portfolio turnover rate	27.58%	29.47%	41.03%	15.26%	18.62%
Ratio of expenses to average net assets	1.82%	1.81%	1.83%	1.85%	1.84%
Ratio of net investment loss to average net assets	(.33)%	(.78)%	(.34)%	(.07)%	(.09)%

(1)	Information contained herein is for each share of capital stock outstanding throughout each year.
(2)	Net investment loss is based on average shares outstanding during the year.
(3)

Per share net realized and unrealized gains or losses on investments and foreign currencies may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Short-Term Treasury Portfolio

Class I Shares (PRTBX) (1)	Year Ended January 31,
	2023	2022	2021	2020	2019

Net asset value, beginning of year	$64.22	$64.92	$65.07	$65.06	$64.77

Income (loss) from investment operations
Net investment income (loss) (2)	.46	(.37)	(.02)	1.06	.75
Net realized and unrealized gain (loss) on investments (3)	(1.33)	(.33)	.01	.02	.08

Total income (loss) from investment operations	(.87)	(.70)	(.01)	1.08	.83

Less distributions from
Net investment income	—	—	(.14)	(1.07)	(.54)

Total distributions	—	—	(.14)	(1.07)	(.54)

Net asset value, end of year	$63.35	$64.22	$64.92	$65.07	$65.06

Total return (4)	(1.35)%	(1.08)%	(.02)%	1.66%	1.28%

Ratios / supplemental data
Net assets, end of year (in thousands)	$12,067	$12,503	$13,159	$12,630	$15,930

Portfolio turnover rate	—%	—%	48.08%	55.42%	81.53%
Ratio of expenses to average net assets:
After Advisory Fee waiver	.65%	.65%	.66%	.66%	.72%
Before Advisory Fee waiver	1.21%	1.21%	1.22%	1.23%	1.23%
Ratio of net investment income (loss) to average net assets:
After Advisory Fee waiver	.72%	(.57)%	(.02)%	1.62%	1.15%
Before Advisory Fee waiver	.16%	(1.13)%	(.58)%	1.05%	.64%

(1)	Information contained herein is for each share of capital stock outstanding throughout each year.
(2)	Net investment income (loss) is based on average shares outstanding during the year.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Versatile Bond Portfolio

Class I Shares (PRVBX) (1)	Year Ended January 31,
	2023	2022	2021	2020	2019

Net asset value, beginning of year	$64.87	$64.50	$61.75	$58.30	$57.29

Income (loss) from investment operations
Net investment income (2)	1.46	1.00	2.37	2.01	1.99
Net realized and unrealized gain (loss) on investments (3)	(3.03)	(.07)	3.41	2.97	—

Total income (loss) from investment operations	(1.57)	.93	5.78	4.98	1.99

Less distributions from
Net investment income	(1.11)	(.56)	(3.03)	(1.53)	(.98)

Total distributions	(1.11)	(.56)	(3.03)	(1.53)	(.98)

Net asset value, end of year	$62.19	$64.87	$64.50	$61.75	$58.30

Total return (4)	(2.39)%	1.43%	9.43%	8.58%	3.51%

Ratios / supplemental data
Net assets, end of year (in thousands)	$88,096	$119,167	$6,671	$21,335	$9,359

Portfolio turnover rate	25.68%	34.70%	29.89%	52.51%	40.36%
Ratio of expenses to average net assets:
After Advisory Fee waiver	.65%	.64%	.67%	.66%	.82%
Before Advisory Fee waiver	1.21%	1.20%	1.23%	1.22%	1.22%
Ratio of net investment income to average net assets:
After Advisory Fee waiver	2.34%	1.53%	3.85%	3.30%	3.43%
Before Advisory Fee waiver	1.78%	.97%	3.29%	2.74%	3.03%

(1)	Information contained herein is for each share of capital stock outstanding throughout each year.
(2)	Net investment income is based on average shares outstanding during the year.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Versatile Bond Portfolio

Class A Shares (PRVDX) (1)	Year Ended January 31,
	2023	2022	2021	2020	2019

Net asset value, beginning of year	$64.69	$64.38	$61.72	$58.27	$57.27

Income (loss) from investment operations
Net investment income (2)	1.32	.87	2.21	1.85	1.84
Net realized and unrealized gain (loss) on investments (3)	(3.04)	(.11)	3.41	2.96	.01

Total income (loss) from investment operations	(1.72)	.76	5.62	4.81	1.85

Less distributions from
Net investment income	(.95)	(.45)	(2.96)	(1.36)	(.85)

Total distributions	(.95)	(.45)	(2.96)	(1.36)	(.85)

Net asset value, end of year	$62.02	$64.69	$64.38	$61.72	$58.27

Total return (4)	(2.63)%	1.17%	9.18%	8.29%	3.26%

Ratios / supplemental data
Net assets, end of year (in thousands)	$135	$121	$55	$13	$12

Portfolio turnover rate	25.68%	34.70%	29.89%	52.51%	40.36%
Ratio of expenses to average net assets:
After Advisory Fee waiver	.90%	.89%	.92%	.91%	1.07%
Before Advisory Fee waiver	1.46%	1.45%	1.48%	1.47%	1.47%
Ratio of net investment income to average net assets:
After Advisory Fee waiver	2.13%	1.32%	3.49%	3.05%	3.16%
Before Advisory Fee waiver	1.56%	.76%	2.93%	2.49%	2.76%

(1)	Information contained herein is for each share of capital stock outstanding throughout each year.
(2)	Net investment income is based on average shares outstanding during the year.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Versatile Bond Portfolio

Class C Shares (PRVHX) (1)	Year Ended January 31,
	2023	2022	2021	2020	2019

Net asset value, beginning of year	$63.94	$63.86	$61.55	$58.14	$57.18

Income (loss) from investment operations
Net investment income (2)	.87	.34	1.76	1.38	1.39
Net realized and unrealized gain (loss) on investments (3)	(3.03)	(.07)	3.34	2.96	.02

Total income (loss) from investment operations	(2.16)	.27	5.10	4.34	1.41

Less distributions from
Net investment income	(.59)	(.19)	(2.79)	(.93)	(.45)

Total distributions	(.59)	(.19)	(2.79)	(.93)	(.45)

Net asset value, end of year	$61.19	$63.94	$63.86	$61.55	$58.14

Total return (4)	(3.36)%	.43%	8.35%	7.49%	2.49%

Ratios / supplemental data
Net assets, end of year (in thousands)	$708	$375	$33	$12	$11

Portfolio turnover rate	25.68%	34.70%	29.89%	52.51%	40.36%
Ratio of expenses to average net assets:
After Advisory Fee waiver	1.65%	1.64%	1.67%	1.66%	1.82%
Before Advisory Fee waiver	2.21%	2.20%	2.23%	2.22%	2.22%
Ratio of net investment income to average net assets:
After Advisory Fee waiver	1.43%	.52%	2.84%	2.30%	2.41%
Before Advisory Fee waiver	.87%	(.04)%	2.28%	1.74%	2.01%

(1)	Information contained herein is for each share of capital stock outstanding throughout each year.
(2)	Net investment income is based on average shares outstanding during the year.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Aggressive Growth Portfolio

Class I Shares (PAGRX) (1)	Year Ended January 31,
	2023	2022	2021	2020	2019

Net asset value, beginning of year	$74.06	$71.07	$57.99	$56.68	$67.54

Income (loss) from investment operations
Net investment income (loss) (2)	.23	(.12)	.17	.28	.14
Net realized and unrealized gain (loss) on investments (3)	(7.01)	8.67	23.42	6.28	(4.85)

Total income (loss) from investment operations	(6.78)	8.55	23.59	6.56	(4.71)

Less distributions from
Net investment income	(.16)	(.04)	(.11)	(.31)	(.11)
Net realized gain on investments	(4.20)	(5.52)	(10.40)	(4.94)	(6.04)

Total distributions	(4.36)	(5.56)	(10.51)	(5.25)	(6.15)

Net asset value, end of year	$62.92	$74.06	$71.07	$57.99	$56.68

Total return (4)	(8.55)%	11.29%	41.39%	11.91%	(6.68)%

Ratios / supplemental data
Net assets, end of year (in thousands)	$29,715	$35,957	$31,039	$24,796	$24,961

Portfolio turnover rate	.13%	4.30%	7.89%	2.52%	9.98%
Ratio of expenses to average net assets	1.21%	1.21%	1.21%	1.23%	1.23%
Ratio of net investment income (loss) to average net assets	.36%	(.14)%	.27%	.47%	.23%

(1)	Information contained herein is for each share of capital stock outstanding throughout each year.
(2)	Net investment income (loss) is based on average shares outstanding during the year.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Aggressive Growth Portfolio

Class A Shares (PAGDX) (1)	Year Ended January 31,
	2023	2022	2021	2020	2019

Net asset value, beginning of year	$73.81	$70.99	$57.99	$56.53	$67.47

Income (loss) from investment operations
Net investment income (loss) (2)	.07	(.32)	.01	.15	(.01)
Net realized and unrealized gain (loss) on investments (3)	(6.98)	8.66	23.39	6.25	(4.84)

Total income (loss) from investment operations	(6.91)	8.34	23.40	6.40	(4.85)

Less distributions from
Net investment income	—	—	—	—	(.05)
Net realized gain on investments	(4.20)	(5.52)	(10.40)	(4.94)	(6.04)

Total distributions	(4.20)	(5.52)	(10.40)	(4.94)	(6.09)

Net asset value, end of year	$62.70	$73.81	$70.99	$57.99	$56.53

Total return (4)	(8.78)%	11.01%	41.05%	11.63%	(6.90)%

Ratios / supplemental data
Net assets, end of year (in thousands)	$98	$131	$96	$68	$309

Portfolio turnover rate	.13%	4.30%	7.89%	2.52%	9.98%
Ratio of expenses to average net assets	1.46%	1.46%	1.46%	1.48%	1.48%
Ratio of net investment income (loss) to average net assets	.11%	(.39)%	.02%	.26%	(.02)%

(1)	Information contained herein is for each share of capital stock outstanding throughout each year.
(2)	Net investment income (loss) is based on average shares outstanding during the year.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Aggressive Growth Portfolio

Class C Shares (PAGHX) (1)	Year Ended January 31,
	2023	2022	2021	2020	2019

Net asset value, beginning of year	$70.33	$68.35	$56.54	$55.64	$66.95

Income (loss) from investment operations
Net investment loss (2)	(.38)	(.91)	(.45)	(.31)	(.48)
Net realized and unrealized gain (loss) on investments (3)	(6.70)	8.41	22.66	6.15	(4.79)

Total income (loss) from investment operations	(7.08)	7.50	22.21	5.84	(5.27)

Less distributions from
Net realized gain on investments	(4.20)	(5.52)	(10.40)	(4.94)	(6.04)

Total distributions	(4.20)	(5.52)	(10.40)	(4.94)	(6.04)

Net asset value, end of year	$59.05	$70.33	$68.35	$56.54	$55.64

Total return (4)	(9.46)%	10.20%	39.98%	10.80%	(7.60)%

Ratios / supplemental data
Net assets, end of year (in thousands)	$126	$139	$69	$49	$47

Portfolio turnover rate	.13%	4.30%	7.89%	2.52%	9.98%
Ratio of expenses to average net assets	2.21%	2.21%	2.21%	2.23%	2.23%
Ratio of net investment loss to average net assets	(.64)%	(1.14)%	(.74)%	(.53)%	(.77)%

(1)	Information contained herein is for each share of capital stock outstanding throughout each year.
(2)	Net investment loss is based on average shares outstanding during the year.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

January 31, 2023

1.	SIGNIFICANT ACCOUNTING POLICIES

Permanent Portfolio Family of Funds (“Fund”) was organized on September 21, 2015 as a Delaware statutory trust under the laws of the State of Delaware and is an open-end, series, management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is the successor to Permanent Portfolio Family of Funds, Inc., a Maryland corporation organized on December 14, 1981, pursuant to a plan of reorganization implemented on May 27, 2016. The Fund currently consists of the following four series (each a “Portfolio”): Permanent Portfolio®, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio. Permanent Portfolio®, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio commenced investment operations on December 1, 1982, September 21, 1987, November 12, 1991 and May 16, 1990, respectively. Effective May 31, 2016, existing shares of each Portfolio were renamed Class I shares, and Permanent Portfolio®, Versatile Bond Portfolio and Aggressive Growth Portfolio commenced offering Class A and Class C shares for purchase through brokers and dealers.

Each share class has equal rights as to earnings and assets except that each class bears different shareholder servicing and distribution expenses. Each share class has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each share class based on its relative net assets.

Each of the Fund’s Portfolios is an investment company, and accordingly, each Portfolio follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification “Financial Services — Investment Companies (Topic 946).” The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses earned and incurred, respectively, during the reporting period. Actual results could differ from those estimates.

Valuation of Investments

Each Portfolio’s assets are valued primarily at market value on the basis of the last quoted sales price on the exchange or system on which they are principally traded. Equity securities traded on the Nasdaq National Market System are normally valued at the Nasdaq Official Closing Price provided by Nasdaq, usually as of 4:00 p.m. Eastern Time each business day. Equity securities that are not traded on a listed exchange or system are valued at the last sales price in the over-the-counter market. If there is no trading in an investment on a business day, the investment will be valued at the mean between its closing bid and asked prices on the exchange or system on which the security is principally traded. Short- and long-term debt securities, including U.S. government and agency securities, listed corporate bonds, other fixed income securities and unlisted securities, are generally valued at the latest price furnished by an independent pricing service. Gold and silver bullion are valued at the closing spot settlement price on the New York Commodity Exchange. Gold and silver coins are valued at the price furnished by an independent pricing service. Deposits of Swiss francs and Swiss government bonds will be valued each business day at prices (converted

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NOTES TO FINANCIAL STATEMENTS

January 31, 2023

into U.S. dollars) quoted by an independent pricing service. Foreign securities traded on an exchange are valued on the basis of market quotations most recently available from that exchange. All investments denominated in foreign currencies are converted into U.S. dollars using exchange rates obtained from an independent pricing service. Investments for which bona fide market quotations are not readily available, or investments for which the Fund’s investment adviser determines that a quotation or a price for a portfolio security provided by a dealer or an independent pricing service is not believed to be reflective of market value, are valued by the Valuation Committee of the Fund’s investment adviser pursuant to fair value procedures approved by the Fund’s Board of Trustees. The Fund’s investment adviser has been designated as the Fund’s valuation designee, effective September 8, 2022, with responsibility for fair valuation, subject to oversight by the Fund’s Board of Trustees.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during a reporting period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 — Quoted prices in active markets for identical assets

The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

Level 2 — Significant other observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar assets or liabilities.

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors,

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NOTES TO FINANCIAL STATEMENTS

January 31, 2023

which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) type of the investment; (ii) existence of any contractual restrictions on the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, spread, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

The following is a summary of the inputs used as of January 31, 2023 in valuing the Fund’s assets:

	Level 1 (Quoted Prices in Active Markets for Identical Assets)	Level 2 (Significant Other Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
PERMANENT PORTFOLIO®
Gold assets	$632,056,216	$—	$—	$632,056,216
Silver assets	162,905,469	—	—	162,905,469
Swiss franc assets	–	219,503,414	—	219,503,414
Real estate and natural resource stocks	542,643,250	—	—	542,643,250
Aggressive growth stocks †	531,430,600	—	—	531,430,600
Dollar assets:
Corporate bonds †	—	754,077,401	—	754,077,401
United States Treasury securities	—	78,876,509	—	78,876,509

Total Portfolio	$1,869,035,535	$1,052,457,324	$—	$2,921,492,859

	63.98%	36.02%	—%	100.00%

SHORT-TERM TREASURY PORTFOLIO
United States Treasury securities	$—	$12,273,401	$—	$12,273,401

Total Portfolio	$—	$12,273,401	$—	$12,273,401

	—%	100.00%	—%	100.00%

VERSATILE BOND PORTFOLIO
Corporate bonds †	$7,248,288	$64,852,460	$—	$72,100,748
Preferred stocks †	10,687,223	387,056	—	11,074,279
United States Treasury securities	—	4,746,710	—	4,746,710

Total Portfolio	$17,935,511	$69,986,226	$—	$87,921,737

	20.40%	79.60%	—%	100.00%

AGGRESSIVE GROWTH PORTFOLIO
Aggressive growth stocks †	$29,242,525	$—	$—	$29,242,525

Total Portfolio	$29,242,525	$—	$—	$29,242,525

	100.00%	—%	—%	100.00%

†

See the Schedules of Investments for Permanent Portfolio and Aggressive Growth Portfolio for each Portfolio’s industry classification of aggressive growth stocks and the Schedules of Investments for Permanent Portfolio and Versatile Bond Portfolio for each Portfolio’s industry classification of corporate bonds and preferred stocks.

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NOTES TO FINANCIAL STATEMENTS

January 31, 2023

Transfers between levels are recognized at the end of a reporting period. There were no transfers into or out of Levels 1 and 2 during the year ended January 31, 2023. The Fund’s Permanent Portfolio, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio held no Level 3 assets during the year then ended.

As of January 31, 2023 and during the year then ended, the Fund did not hold any derivative instruments, nor did it engage in any hedging activities using derivative instruments.

Translation of Foreign Currencies

Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the closing rate of exchange; and (ii) purchases and sales of investment securities, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The Fund separately reports the portions of the results of operations attributable to the effect of changes in foreign exchange rates on the value of investments. Reported net realized gains or losses on foreign currency transactions arise from sales of foreign currencies, foreign currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books versus the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains or losses arise from changes in the exchange rate applicable to cash, receivables and liabilities denominated in foreign currencies.

Investment Transactions and Investment Income

Investment transactions are accounted for on the date of purchase, sale or maturity. Interest income is accrued daily and includes amortization of any premiums or discounts for financial and tax reporting purposes using the effective yield method. Dividend income is recorded on the ex-dividend date. Distributions received from real estate investment trusts (REITs) may be classified as dividends, capital gains or returns of capital. Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are recorded on an identified cost basis for financial and tax reporting purposes.

During the year ended January 31, 2023, investment income was earned as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Interest:
Corporate bonds	$15,981,896	$—	$1,391,092	$—
Swiss franc assets	(1,206,386)	—	—	—
United States Treasury and Agency securities	2,591,445	174,723	20,154	—
Other investments	21,667	—	866	1,894
Dividends	25,566,105	—	1,185,514	451,136

	$42,954,727	$174,723	$2,597,626	$453,030

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NOTES TO FINANCIAL STATEMENTS

January 31, 2023

Federal Taxes

Each of the Fund’s Portfolios will continue to be treated as a separate regulated investment company and each Portfolio intends to qualify under Subchapter M of the United States Internal Revenue Code of 1986, as amended (“Code”). Accordingly, no provision has been made for United States income taxes, as each Portfolio intends to declare necessary dividend distributions from investment company taxable income and net realized capital gains, if any, to its shareholders prior to October 15, 2023, pursuant to the requirements of the Code.

As of January 31, 2023, the Fund’s Permanent Portfolio and Aggressive Growth Portfolio had no capital loss carryforwards available to offset future realized gains, if any, while the Fund’s Short-Term Treasury Portfolio had $6,720 of short-term capital loss carryforwards and $814 of long-term capital loss carryforwards, and the Fund’s Versatile Bond Portfolio had $749,639 of short-term capital loss carryforwards and $1,255,668 of long-term capital loss carryforwards available, respectively, to offset future realized gains, if any. Additionally, net capital losses attributable to investment transactions that occur after October 31 and ordinary losses that occur after December 31 (“Post-October” and “Late-Year Ordinary” losses, respectively), if any, are recognized for federal tax purposes as arising on February 1, the first day of each Portfolio’s next taxable year. The Fund’s Short-Term Treasury Portfolio and Aggressive Growth Portfolio had no Post-October losses or Late-Year Ordinary losses, while its Permanent Portfolio and Versatile Bond Portfolio had $1,232,482 and $168,721, respectively, of Post-October losses.

During the year ended January 31, 2023, the Fund’s Permanent Portfolio, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio incurred no federal excise tax.

The Fund’s Portfolios recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund’s Portfolios have analyzed their respective tax positions and have concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns previously filed for open tax years 2020 through 2022 or expected to be taken on the Fund’s Portfolios’ 2023 tax returns. The Fund’s Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Equalization

The Fund follows the accounting practice of equalization, by which a portion of the proceeds from sales and a portion of the costs of redemptions of shares of capital stock are allocated to undistributed net investment income. The effect of this practice is to prevent the calculation of net investment income per share from being affected by sales or redemptions of shares in each Portfolio, and for periods of net issuances of shares, allows undistributed net investment income to exceed distributable investment company taxable income.

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NOTES TO FINANCIAL STATEMENTS

January 31, 2023

Indemnifications

The Fund indemnifies its officers and trustees for certain liabilities that might arise from the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which may provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves future claims that may be made against the Fund under circumstances that have not occurred.

2.	DISTRIBUTIONS TO SHAREHOLDERS

On December 7, 2022, the Fund paid ordinary income dividends and capital gain distributions to shareholders of record on December 6, 2022. The per share amounts per Portfolio were as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Ordinary Income Dividends
Class I Shares	$.14332	$—	$1.10599	$.16128
Class A shares	.00977	—	.94894	—
Class C shares	—	—	.59041	—

Short-Term Capital Gain Distributions
Class I Shares	.05874	—	—	—
Class A shares	.05874	—	—	—
Class C shares	.05874	—	—	—

Long-Term Capital Gain Distributions
Class I Shares	.53126	—	—	4.20000
Class A shares	.53126	—	—	4.20000
Class C shares	.53126	—	—	4.20000

The federal income tax character of such dividends and distributions paid was as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Ordinary income	$11,802,745	$—	$1,415,971	$72,764
Long-term capital gain †	31,541,096	—	—	1,909,349

	$43,343,841	$—	$1,415,971	$1,982,113

†	Capital gain distribution pursuant to Section 852(b)(3) of the Code.

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NOTES TO FINANCIAL STATEMENTS

January 31, 2023

On December 8, 2021, the Fund paid ordinary income dividends and capital gain distributions to shareholders of record on December 7, 2021. The per share amounts per Portfolio were as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Ordinary Income Dividends
Class I Shares	$.18070	$—	$.55849	$.03943
Class A shares	.08463	—	.44520	—
Class C shares	—	—	.19381	—

Short-Term Capital Gain Distributions
Class I Shares	.01518	—	—	4.34332
Class A shares	.01518	—	—	4.34332
Class C shares	.01518	—	—	4.34332

Long-Term Capital Gain Distributions
Class I Shares	.82485	—	—	1.17571
Class A shares	.82485	—	—	1.17571
Class C shares	.82485	—	—	1.17571

The federal income tax character of such dividends and distributions paid was as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Ordinary income	$11,395,383	$—	$1,010,996	$2,013,114
Long-term capital gain †	48,811,371	—	—	540,072

	$60,206,754	$—	$1,010,996	$2,553,186

†	Capital gain distribution pursuant to Section 852(b)(3) of the Code.

Dividends to shareholders from net investment income and distributions to shareholders from net realized gain on investments, if any, are recorded on the ex-dividend date. The amount of such dividends and distributions are determined in accordance with the Code, which may differ from accounting principles generally accepted in the United States. These differences result primarily from different treatment of net investment income and net realized gains on certain investment securities held by the Fund’s Portfolios. During the year ended January 31, 2023: (i) the Fund’s Permanent Portfolio reclassified $7,151,952 from total distributable earnings to undistributed capital gains and $2,283,013 from total distributable earnings to paid-in capital; (ii) the Fund’s Short-Term Treasury Portfolio reclassified $6,171 from total distributable earnings to paid-in capital; (iii) the Fund’s Versatile Bond Portfolio reclassified $429,109 from total distributable earnings to paid-in capital; and (iv) the Fund’s Aggressive Growth Portfolio reclassified $65 from undistributed capital gains to total distributable earnings and $3,685 from total distributable earnings to paid-in capital, to reflect such book and tax basis differences.

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NOTES TO FINANCIAL STATEMENTS

January 31, 2023

As of January 31, 2023, the components of distributable earnings on a tax basis were as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Distributable ordinary income	$1,011,749	$85,417	$343,822	$24,173
Undistributed capital gains (losses)	7,477,702	(7,534)	(2,005,307)	17,633
Post-October and Late-Year Ordinary losses	(1,232,482)	—	(168,721)	—
Unrealized appreciation (depreciation) on investments and foreign currencies	766,749,337	(332,985)	(5,502,622)	18,529,356

	$774,006,306	$(255,102)	$(7,332,828)	$18,571,162

3.	INVESTMENT ADVISER AND INVESTMENT ADVISORY CONTRACT

Pacific Heights Asset Management, LLC (“Pacific Heights”) has served as the Fund’s investment adviser since May 1, 2003. In accordance with the terms of the Investment Advisory Contract, dated January 21, 2016 (“Contract”), Pacific Heights, subject to the oversight of the Fund’s Board of Trustees: (i) furnishes each Portfolio with a continuous investment program, including investment research, advice and management, with respect to all securities, other investments and cash or cash equivalents in each Portfolio; (ii) furnishes the Fund all necessary administrative, accounting, clerical, statistical, correspondence and other services; (iii) furnishes or pays for all supplies, printed material and office space as the Fund may require; and (iv) pays or reimburses such Fund and Portfolio expenses as specified in the Contract. For its services under the Contract, Pacific Heights receives, before any waivers, investment advisory fees which are calculated daily and paid monthly, at the annual rates as a percentage of average daily net assets of each Portfolio of the Fund (“Advisory Fee”) as follows: (i) 1.1875% of the first $200 million of the Portfolio’s average daily net assets; (ii) .8750% of the next $200 million of the Portfolio’s average daily net assets; (iii) .8125% of the next $200 million of the Portfolio’s average daily net assets; and (iv) .7500% of all of the Portfolio’s average daily net assets in excess of $600 million.

All fees and expenses payable by the Fund pursuant to the Contract and attributable only to one Portfolio are borne entirely by that Portfolio; all other fees and expenses are allocated among the Fund’s Portfolios in proportion to their net assets. Except for: (i) the Advisory Fee payable to Pacific Heights; (ii) all fees, costs, expenses and allowances payable to any person, firm or corporation in relation to the Portfolio’s investments, including interest on borrowings; (iii) all taxes of any kind payable by the Portfolio; (iv) all brokerage commissions and other charges in the purchase and sale of the Portfolio’s assets; (v) all fees and expenses of trustees of the Fund, including fees and disbursements to counsel to those trustees who are not interested persons of the Fund or Pacific Heights; (vi) payments pursuant to any plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act; and (vii) all extraordinary fees, costs and expenses of the Fund or any Portfolio, as defined in the Contract, Pacific Heights pays or reimburses the Fund for substantially all of the Portfolios’ ordinary operating expenses out of its Advisory Fee.

Pursuant to an Advisory Fee Waiver and Expense Assumption Agreement dated December 13, 2022 (“Waiver Agreement”), effective through June 1, 2024, Pacific Heights has agreed to waive portions of its Advisory Fee allocable to: (i) the Short-Term Treasury Portfolio, such that the Advisory Fee paid by the Portfolio does not exceed an annual rate of .6250% of the Portfolio’s

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NOTES TO FINANCIAL STATEMENTS

January 31, 2023

average daily net assets; and (ii) the Versatile Bond Portfolio, such that the Advisory Fee paid by the Portfolio also does not exceed an annual rate of .6250% of the Portfolio’s average daily net assets. Pacific Heights is not eligible for reimbursement of any amounts waived under the Waiver Agreement. The Waiver Agreement may be terminated or amended only in writing and only with the approval of the Fund’s Board of Trustees.

Pacific Heights is a California limited liability company. Pacific Heights’ manager and the sole trustee of its sole member is Michael J. Cuggino (who is also its President and Chief Executive Officer). Mr. Cuggino is also the President, Secretary and Chairman of the Board of Trustees of the Fund, and has been the portfolio manager of the Fund’s Portfolios since May 1, 2003. In addition to the benefits that result from being the trustee of the sole member of Pacific Heights, Mr. Cuggino was paid $145,000 by the Fund during the year ended January 31, 2023 for his service as a trustee of the Fund.

4.	DISTRIBUTION AND SERVICE FEES

The Fund’s Board of Trustees has adopted plans of distribution pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plans”) with respect to Class A and Class C shares of the Fund’s Permanent Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio. Under the Rule 12b-1 Plans, Class A shares pay service fees at an annual rate of .25% of the average daily net assets of the Portfolio attributable to Class A shares and Class C shares pay distribution and service fees at an aggregate annual rate of 1.00% of the average daily net assets of the Portfolio attributable to Class C shares. Quasar Distributors, LLC (“Distributor”) serves as principal underwriter for shares of the Portfolios, and acts as each Portfolio’s distributor in a continuous public offering of each Portfolio’s shares. The Distributor may pay any or all amounts received under the Rule 12b-1 Plans to other persons, including Pacific Heights, for any distribution or service activity. These distribution and servicing fees are reported in the Fund’s Statements of Operations. The Portfolios do not incur any direct distribution expenses related to Class I shares. However, Pacific Heights may make payments for the sale and distribution of all share classes, including Class I shares, from its own resources.

5.	PURCHASES AND SALES OF SECURITIES

The following is a summary of purchases and sales of securities other than short-term securities for the year ended January 31, 2023:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Purchases	$580,873,150	$6,767,270	$22,382,426	$39,176
Sales	599,280,729	—	51,297,561	4,346,344

The Fund’s Permanent Portfolio also purchased $4,795,575 of gold and $7,198,328 of silver during the year ended January 31, 2023.

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NOTES TO FINANCIAL STATEMENTS

January 31, 2023

6.	NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

The following is a summary of net unrealized appreciation (depreciation) of investments as of January 31, 2023 for federal income tax purposes:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Aggregate gross unrealized appreciation of investments with excess of value over tax cost:
Investments in securities	$531,251,613	$—	$20,365	$20,718,825
Investments other than securities	323,670,130	—	—	—

	854,921,743	—	20,365	20,718,825
Aggregate gross unrealized depreciation of investments with excess of tax cost over value:
Investments in securities	(88,503,670)	(332,985)	(5,522,987)	(2,189,469)
Investments other than securities	—	—	—	—

	(88,503,670)	(332,985)	(5,522,987)	(2,189,469)

Net unrealized appreciation (depreciation) of investments	$766,418,073	$(332,985)	$(5,502,622)	$18,529,356

7.	SUBSEQUENT EVENTS

The Fund has evaluated the impact of subsequent events on its Portfolios and has determined that there were no subsequent events requiring recognition or disclosure in the Fund’s financial statements. The Fund continues to evaluate the effect on its investments and operations of various evolving matters regarding the economy, financial system and markets arising from monetary and fiscal policies designed to mitigate inflationary or deflationary pressures, the Russian-Ukraine conflict and other geopolitical risks, and ongoing disruption of the flow of goods and services, including food, energy and other commodities, potential sanctions, counter-sanctions, and other government mandated restrictions, that may be applied to the Fund’s Portfolios and activities. The Fund’s financial statements do not contain any adjustments relating to these uncertainties, and their ultimate impact on the Fund, its investments and operations are not readily determinable at this time.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders

Permanent Portfolio Family of Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Permanent Portfolio Family of Funds (“Fund,” comprising, respectively, the Permanent Portfolio, the Short-Term Treasury Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio), including the schedules of investments, as of January 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the respective Portfolios constituting the Fund as of January 31, 2023, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the Portfolios of the Fund since 2000.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of January 31, 2023 by correspondence with the custodian, and a physical observation of the Permanent Portfolio’s gold and silver inventory count as of January 31, 2023. We believe that our audits provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

March 29, 2023

ADDITIONAL INFORMATION

Annual Renewal of Investment Advisory Contract (Unaudited)

At an in-person meeting held on December 13, 2022 (“December Meeting”), the Fund’s Board of Trustees (“Board”), including all of the Fund’s trustees who are not “interested persons” of the Fund as defined under the 1940 Act (“Independent Trustees”), unanimously approved the continuation of the Contract for each of the Fund’s Portfolios.

In preparation for consideration of the continuance of the Contract, the Board reviewed a variety of materials provided by Pacific Heights prior to the Board’s September 2022 meeting, including memoranda provided by Pacific Heights responding to information requests from the Independent Trustees and material prepared by an independent third party firm, containing information comparing the expenses of the Fund’s Portfolios to other comparable mutual funds selected by that firm (“Peer Groups”) and information regarding the performance of the Fund’s Portfolios relative to relevant market indices and the performance of the Peer Groups. The Board, and separately, the Independent Trustees, discussed these materials at meetings in September 2022. At the December Meeting, the Independent Trustees met with senior management of the Fund and Pacific Heights to further discuss the Contract and the information provided. The Independent Trustees also met independently on December 8, 2022 in advance of the December Meeting. The Independent Trustees were assisted by counsel that is independent of Fund management and Pacific Heights during their deliberations regarding the Contract, and also received materials discussing the legal standards applicable to their consideration of the proposed continuation of the Contract. The Contract review extended over two regular meetings of the Board to ensure that Fund management and Pacific Heights had time to respond to any questions the Independent Trustees may have had on their initial review of the materials prepared for the Contract review and that the Independent Trustees had time to consider those materials.

In connection with the full Board’s consideration of the continuation of the Contract, the Board evaluated the terms of the Contract, the overall fairness of the Contract to the Portfolios, and whether the Contract was in the best interests of each Portfolio and its shareholders. The Board considered all factors it deemed relevant with respect to the Portfolios, including: (i) the nature, extent and quality of the services provided by Pacific Heights; (ii) the investment performance of the Portfolios compared to relevant market indices and the performance of the Peer Groups; (iii) the Portfolios’ fees and expenses compared to the fees and expenses of the Peer Groups; (iv) economies of scale and whether fee levels or other factors reflect any such economies of scale for the benefit of Portfolio shareholders; and (v) the profit or loss realized by Pacific Heights and any “fall-out” benefits to Pacific Heights from its relationship with the Portfolios. The class of shares used for comparative performance analysis was the share class with the longest performance history, which are each Portfolio’s Class I shares. The Board considered that the use of Class I share data generally facilitates a long-term, meaningful comparison for performance analysis purposes. The class of shares used for comparative expense analysis was each Portfolio’s Class I shares, which have the lowest expenses of any share class and represented the largest class by assets for each Portfolio. The Board also considered comparative expense information for the Class A shares, where applicable, and noted that while separate comparative expense information had not been provided for the Class C shares, the Board was able to readily analyze that Class’s expenses given the 100 basis point differential in the expense ratios of the Class I and Class C shares. The Board considered that each share class is available for purchase by the general public. While each Trustee may have attributed different weights to the various factors, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board and its Committees throughout the year, as well as specifically in connection with the annual Contract review. The Board members did not identify any particular information or factor that was all-important or controlling.

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ADDITIONAL INFORMATION

Annual Renewal of Investment Advisory Contract (Unaudited)

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by Pacific Heights to the Fund. With respect to investment advisory services, the Board considered the overall reputation and capabilities of Pacific Heights, its investment philosophy and decision-making processes, the professional experience and tenure of personnel at Pacific Heights who perform investment research and manage the Portfolios’ investments and the resources devoted to implementation and oversight of each Portfolio’s investment strategy. With respect to non-advisory services, the Board considered, among other things, the professional experience and tenure of Pacific Heights’ management personnel responsible for oversight of Portfolio operations, the responsibilities of the personnel and the level of service provided to the Fund. In this regard, the Board considered the Fund’s compliance program and compliance history and the compliance-related resources provided to the Fund by Pacific Heights. The Board also considered Pacific Heights’ implementation and maintenance of the Fund’s and Pacific Heights’ information security program in light of applicable federal and state law requirements and industry guidance, as well as the services provided by Pacific Heights in overseeing the Fund’s liquidity risk management program and a variety of other compliance and filing requirements. The Board also considered Pacific Heights’ financial condition. The Board noted that it reviews Pacific Heights’ audited and unaudited financial statements on a regular basis observing that Pacific Heights has the financial resources to fulfill its obligations under the Contract.

After reviewing these and other related factors, the Board agreed that Pacific Heights maintained experienced personnel, sufficient infrastructure and resources, and had delivered quality investment advisory, administrative, accounting, compliance and other services to the Fund and could reasonably be expected to continue providing such services at the same levels.

Portfolio Performance

The Board reviewed the short-, intermediate-, and long-term investment performance of each of the Portfolios. The Board noted that, on a quarterly basis, Pacific Heights provides information regarding the performance of each Portfolio and discusses with the Board the factors underlying each Portfolio’s performance. In addition, as part of its review of the Contract, the Board reviewed a report prepared by an independent third-party firm containing information comparing the performance of each Portfolio to other mutual funds selected by the third-party firm as comparable to the Portfolio (each, a “Peer Group”) and a similarly selected benchmark index (each, an “Index”) for the one-, three-, five- and ten-year periods ended June 30, 2022. The Board also considered the information provided by the third-party firm regarding its independent methodology for selecting each Portfolio’s Peer Group and performance universe. The Board noted that although there had been no change to the Permanent Portfolio’s investment objective, strategies or portfolio composition, the third-party firm had previously reclassified the Permanent Portfolio from a “flexible portfolio” fund to an “alternative global macro” fund and, as a result, its peer comparisons over time were against a different group of funds than historically. The Board further considered that Pacific Heights did not have any input regarding the prior reclassification. The Board, also as in the past, considered that the much broader performance universe data compiled by the third-party firm may not provide appropriate comparisons for the Portfolios. Using the material prepared by the third-party firm, the Board observed the following with respect to the total return performance (before taxes) of the Portfolios as compared to each of their respective selected Peer Groups and Indices: (i) the Permanent Portfolio’s performance exceeded the average and median performance of its Peer Group for the one-, three-, five- and ten-year measurement periods, and exceeded the performance of the selected Index for each of the same measurement periods; (ii) the Short-Term Treasury Portfolio’s performance exceeded the average and median performance of its Peer Group for the one-year

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ADDITIONAL INFORMATION

Annual Renewal of Investment Advisory Contract (Unaudited)

measurement period, but lagged the average and median performance of the Peer Group for the three-, five- and ten-year periods, and exceeded the performance of the selected Index for the one-year period, but lagged the performance of the selected Index for the three- and five-year measurement periods (no Index information was provided for the ten-year measurement period); (iii) the Versatile Bond Portfolio’s performance exceeded the average and median performance of its Peer Group for the one-, three-, five- and ten-year measurement periods, and exceeded the performance of the selected Index for each of the measurement periods; and (iv) the Aggressive Growth Portfolio’s performance exceeded the average and median performance of its Peer Group for the three-, five- and ten-year measurement periods, but lagged the average and median performance of its Peer Group for the one-year period, and lagged the performance of the selected Index for each of the measurement periods. The Trustees also compared each Portfolio’s total return performance (before taxes) against its respective benchmark index(es) for the one-, five-, ten-, fifteen-year and since inception (inception of the Portfolio) periods ended September 30, 2022, and observed the following: (i) the Permanent Portfolio’s performance exceeded the returns of the FTSE 3-month U.S. Treasury Bill Index (“FTSE Index”) for the five-, ten-, fifteen-year and since inception measurement periods, but lagged the return of the FTSE Index for the one-year measurement period, and exceeded the return of the S&P 500 for the one-year measurement period, but lagged the returns of the S&P 500 for the five-, ten-, fifteen-year and since inception measurement periods; (ii) the Short-Term Treasury Portfolio’s performance lagged the returns of the FTSE Index for each of the measurement periods; (iii) the Versatile Bond Portfolio’s performance exceeded the returns of the Bloomberg Global Aggregate (Excluding Securitized) Bond Index for the one-, five-, ten- and fifteen-year measurement periods, but lagged the return of the Bloomberg Global Aggregate (Excluding Securitized) Bond Index for the since inception period; and (iv) the Aggressive Growth Portfolio’s performance lagged the returns of the S&P 500 and the Dow Jones Industrial Average for the one-, five-, ten- and fifteen-year measurement periods, and lagged the return of the Dow Jones Industrial Average for the since inception period, but exceeded the return of the S&P 500 for the since inception period. The Board observed that neither the Portfolios’ benchmark indices nor the third-party firm’s selected Indices reflect deductions for any fees, expenses, or taxes.

Portfolio Fees and Expenses

The Board reviewed the Advisory Fee payable by each Portfolio, as well as each Portfolio’s overall expense ratio. Using the report prepared by the third-party firm, the Board considered each Portfolio’s Advisory Fee and overall expense ratio against the median of the advisory fees and overall expense ratios for such Portfolio’s Peer Group and observed the following: (i) for the Permanent Portfolio, its Advisory Fee was higher than the median in its Peer Group, and its overall expense ratio was lower than the median in its Peer Group; (ii) for the Short-Term Treasury Portfolio (after fee waivers), its Advisory Fee was higher than the median in its Peer Group, and its overall expense ratio was lower than the median in its Peer Group; (iii) for the Versatile Bond Portfolio (after fee waivers), its Advisory Fee was higher than the median in its Peer Group, and its overall expense ratio was lower than the median in its Peer Group; and (iv) for the Aggressive Growth Portfolio, its Advisory Fee was higher than the median in its Peer Group, and its overall expense ratio was approximately at the median in its Peer Group. In considering the Portfolios’ expense ratios, the Board considered that the Short-Term Treasury Portfolio was the smallest fund by asset size in its respective Peer Group, and that larger funds may have a greater opportunity to achieve lower expenses through economies of scale. In reviewing expenses, the Board also considered the positive impact of fee waivers for the Short-Term Treasury Portfolio and the Versatile Bond Portfolio, and Pacific Heights’ willingness to continue those fee waivers at current rates. The Board considered that the Aggressive Growth Portfolio remained a modest size.

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ADDITIONAL INFORMATION

Annual Renewal of Investment Advisory Contract (Unaudited)

In reviewing the third-party firm materials, the Board noted that, unlike the mutual funds comprising the Portfolios’ Peer Groups, the Portfolios operate under a unitary fee structure whereby many of the Portfolios’ ordinary operating expenses are paid by Pacific Heights out of its Advisory Fee rather than directly by the Portfolios. The Board considered that most mutual funds do not operate under a unitary fee structure and pay service providers directly for many of these expenses. The Board noted the difficulty of comparing the Portfolios to non-unitary fee funds and observed that, given the Portfolios’ unitary fee structure, the Portfolios’ other ordinary operating expenses were minimal, an observation borne out by the fact that the non-management expenses for each of the Portfolios were the lowest or among the lowest in each Portfolio’s respective Peer Group. As a result, the Board placed greater value on the data comparing each Portfolio’s overall expense ratio to the overall expense ratios of other funds in its Peer Group. The Board also observed that the unitary fee provides predictability of Portfolio expenses at various asset levels and shifts certain risks to Pacific Heights for expenses covered under the unitary fee. The Board also considered that economies of scale which could result from an increase in a fund’s assets may benefit the fund’s investment adviser in the case of a unitary fee, although the Board noted that each Portfolio’s fee schedule contains breakpoints which benefit shareholders.

Economies of Scale and Whether Fee Levels Reflect Economies of Scale

The Board next considered each Portfolio’s fee structure and whether fee levels reflect economies of scale for the benefit of Portfolio shareholders. The Board recognized that one method to help ensure that shareholders share in economies of scale is to include breakpoints in a fund’s advisory fee schedule. The Board noted that the Contract has breakpoints that provide for a reduction of the Advisory Fee as assets increase and that the Waiver Agreement provided for fee waivers for the Short-Term Treasury Portfolio and the Versatile Bond Portfolio before any breakpoints contemplated by the Contract had been reached. The Board considered that Pacific Heights proposed to continue the Waiver Agreement on the same terms through June 1, 2024 for the Advisory Fee paid by each of the Short-Term Treasury Portfolio and the Versatile Bond Portfolio. The Board also considered that under the Waiver Agreement, Pacific Heights is not eligible for reimbursement of any amounts waived under the Agreement. The Board also considered the substantial investments made by Pacific Heights in past years in assuming various costs, as well as Pacific Heights’ ongoing investments in compliance, technology, facilities, infrastructure and personnel as ways to provide high quality services to the Portfolios and their shareholders.

After reviewing these and other related factors, the Board agreed that the terms of the Waiver Agreement were appropriate and that the current fee arrangements and Pacific Heights’ investment in its business to benefit the Portfolios continued to provide appropriate sharing of economies of scale between Portfolio shareholders and Pacific Heights.

Profitability and Other Benefits to Pacific Heights

In analyzing Pacific Heights’ cost of services and profitability, the Board considered the information provided throughout the year in Pacific Heights’ audited and unaudited financial statements on revenues earned and expenses incurred by Pacific Heights, before and after the payment by Pacific Heights of distribution-related expenses. As part of its annual review of the Contract, the Board also reviewed a profitability analysis provided by Pacific Heights that compares Pacific Heights’ profitability for the six months ended June 30, 2022, and the year ended December 31, 2021, to that of certain publicly traded investment advisers as of their most recently reported fiscal year ends. In reviewing Pacific Heights’ profitability, the Board observed that: (i) Pacific Heights provides, directly or through third parties, all of the services necessary for the Portfolios’ operations, and that the Advisory Fee paid to Pacific Heights reflects these obligations; (ii) Permanent Portfolio, Short-Term Treasury Portfolio

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ADDITIONAL INFORMATION

Annual Renewal of Investment Advisory Contract (Unaudited)

and Versatile Bond Portfolios’ overall expense ratios were lower than the median; and (iii) Pacific Heights’ financial health had allowed it to make significant investments back into the Fund and Pacific Heights for the benefit of the Portfolios. The Board also acknowledged Mr. Cuggino’s overall entrepreneurial efforts and continued support of Portfolio distribution through Pacific Heights’ sales personnel and marketing efforts. The Board considered that, as a business matter, Pacific Heights is entitled to earn a reasonable level of profit for the services it provides to the Fund and the entrepreneurial risk that it assumes as the adviser to the Portfolios.

The Board also considered any “fall-out” or ancillary benefits likely to accrue to Pacific Heights from its relationship with the Portfolios, including greater exposure in the marketplace with respect to Pacific Heights’ investment process and increasing assets under management in the Portfolios. The Board noted that Pacific Heights’ sole business presently remains the management of the Fund and its Portfolios; therefore, any “fall-out” benefits likely to accrue to Pacific Heights would also likely benefit the Fund and its Portfolios.

Based on the information presented, reviewed and discussed, the Board considered the following factors and reached the following conclusions:

1.

The nature, extent and quality of the services provided by Pacific Heights. Conclusion: Pacific Heights maintained experienced personnel, sufficient infrastructure and resources, and had delivered quality investment advisory, administrative, accounting, compliance and other services to the Fund and could reasonably be expected to continue providing such services at the same levels.

2.

The investment performance of the Portfolios compared to relevant market indices and the performance of the Peer Groups. Conclusion: the Permanent Portfolio’s performance was satisfactory; the Short-Term Treasury Portfolio’s performance was satisfactory, but had been impacted by the prolonged period of historically low interest rates; the Versatile Bond Portfolio’s performance was satisfactory; and the Aggressive Growth Portfolio’s performance was satisfactory in light of market conditions.

3.

The Portfolios’ fees and expenses. Conclusion: the Advisory Fee payable by each of the Portfolios was fair and reasonable given the nature and quality of the services provided. The overall expense ratios of the Portfolios compared to their Peer Groups were reasonable given the size of the Portfolios.

4.

Economies of scale and whether fee levels reflect any such economies of scale for the benefit of Portfolio shareholders. Conclusion: the current fee arrangements and other investments made by Pacific Heights continue to provide appropriate sharing of economies of scale between Portfolio shareholders and Pacific Heights.

5.

The profit or loss realized by Pacific Heights and any “fall-out” benefits to Pacific Heights from its relationship with the Portfolios. Conclusion: the profitability of the Contract to Pacific Heights is reasonable. Any “fall-out” benefits accruing to Pacific Heights by virtue of its relationship with the Portfolios is reasonable in relation to the value of the services that Pacific Heights provides to the Portfolios.

Based on the foregoing, the Board, including its Independent Trustees, unanimously approved the Waiver Agreement and the continuation of the Contract.

ADDITIONAL INFORMATION

Other Information (Unaudited)

Proxy Voting

The Fund’s Portfolios vote proxies relating to their portfolio securities in accordance with the Fund’s Proxy Voting Policies and Procedures. A copy of the Fund’s Proxy Voting Policies and Procedures as well as information regarding how each of the Fund’s Portfolios voted such proxies during the twelve-month period ended June 30, 2022 is available, without charge and upon request, by writing or calling the Fund’s Shareholder Services Office at (800) 531-5142, or by accessing the SEC’s website at http://www.sec.gov.

Quarterly Holdings

In addition to the Schedules of Investments provided in the Fund’s Semi-Annual and Annual Report to Shareholders, each of the Fund’s Portfolios files its complete schedule of portfolio holdings with the SEC on Form N-PORT as of the first and third fiscal quarters. The Portfolios’ Form N-PORTs are available on the SEC’s website at http://www.sec.gov. The Form N-PORTs may also be reviewed and copied at the SEC’s Public Reference Room, located at 100 F Street, N.E., Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800)-SEC-0330.

Statement Regarding Liquidity Risk Management Program

As required by Rule 22e-4 under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (“Program”). The Program is designed to assess and manage the liquidity risk in each of the Fund’s Portfolios. The Fund’s Board of Trustees has appointed Pacific Heights as the program administrator (“Program Administrator”), which oversees the Program’s administration through a cross-functional committee. The Program Administrator is required to provide an annual report to the Board regarding the adequacy and effectiveness of the Program and any material changes to the Program.

On June 20, 2022, the Board reviewed the Program Administrator’s annual written report for the 2021-2022 period (“Report”). The Report discussed a review of liquidity risk and operation of the Program. The Report noted that the Program Administrator uses State Street Bank and Trust Company, the Fund’s custodian, as a third party vendor to provide portfolio classification services, and that each Portfolio’s assets were classified as highly liquid during the review period. The Report discussed the undertaking of ongoing analysis, review of assumptions and consideration of the impact of ongoing portfolio decisions on liquidity. The Report noted that no Portfolio is expected to change any strategy of holding primarily highly liquid investments. The Program Administrator noted that no material changes had been made to the Program since the Board’s last approval of the Program.

The Program Administrator determined that the Program is operating adequately and effectively in promoting effective liquidity risk management, and recommended no changes to the Program.

ADDITIONAL INFORMATION

Expense Examples

Six Months Ended January 31, 2023 (Unaudited)

As a shareholder in one or more of the Fund’s Portfolios, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees (if applicable); and (2) ongoing costs, including management fees, distribution fees pursuant to the Rule 12b-1 Plan (if applicable) and other Portfolio expenses. The Examples on the following page are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

These Examples are based on an investment of $1,000 invested at July 31, 2022 and held for the entire six months ended January 31, 2023.

Actual Expenses

The first line with respect to each share class of each Portfolio on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months ended January 31, 2023. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ended January 31, 2023” to estimate the expenses you paid on your account during the six months ended January 31, 2023.

Hypothetical Example for Comparison Purposes

The second line with respect to each share class of each Portfolio on the following page provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Portfolios’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the six months ended January 31, 2023. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees (if applicable). Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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ADDITIONAL INFORMATION

Expense Examples

Six Months Ended January 31, 2023 (Unaudited)

	Beginning Account Value July 31, 2022	Ending Account Value January 31, 2023	Expenses Paid During Six Months Ended January 31, 2023 *	Annualized Net Expense Ratio *
Permanent Portfolio®
Class I shares (PRPFX)
Actual	$1,000.00	$1,010.74	$4.21	.83%
Hypothetical (5% return before expenses)	1,000.00	1,021.02	4.23	.83%
Class A shares (PRPDX)
Actual	1,000.00	1,008.52	5.47	1.08%
Hypothetical (5% return before expenses)	1,000.00	1,019.76	5.50	1.08%
Class C shares (PRPHX)
Actual	1,000.00	1,001.76	9.23	1.83%
Hypothetical (5% return before expenses)	1,000.00	1,015.98	9.30	1.83%

Short-Term Treasury Portfolio
Class I shares (PRTBX)
Actual	$1,000.00	$992.64	$3.31	.66%
Hypothetical (5% return before expenses)	1,000.00	1,021.88	3.36	.66%

Versatile Bond Portfolio
Class I Shares (PRVBX)
Actual	$1,000.00	$1,001.56	$3.28	.65%
Hypothetical (5% return before expenses)	1,000.00	1,021.93	3.31	.65%
Class A Shares (PRVDX)
Actual	1,000.00	999.55	4.54	.90%
Hypothetical (5% return before expenses)	1,000.00	1,020.67	4.58	.90%
Class C Shares (PRVHX)
Actual	1,000.00	993.90	8.29	1.65%
Hypothetical (5% return before expenses)	1,000.00	1,016.89	8.39	1.65%

Aggressive Growth Portfolio
Class I Shares (PAGRX)
Actual	$1,000.00	$1,033.42	$6.25	1.22%
Hypothetical (5% return before expenses)	1,000.00	1,019.06	6.21	1.22%
Class A Shares (PAGDX)
Actual	1,000.00	1,031.46	7.53	1.47%
Hypothetical (5% return before expenses)	1,000.00	1,017.80	7.48	1.47%
Class C Shares (PAGHX)
Actual	1,000.00	1,025.61	11.33	2.22%
Hypothetical (5% return before expenses)	1,000.00	1,014.01	11.27	2.22%

*

The dollar amounts shown as expenses paid during the period then ended are equal to the annualized six month net expense ratio multiplied by the applicable Portfolio’s average account value during the period, multiplied by the number of days in the period (184) divided by the number of days in the Portfolio’s fiscal year (365) (to reflect the one-half year period). For all share classes, hypothetical 5% annual return before expenses is calculated by multiplying the number of days in the period (184) divided by the number of days in the Portfolio’s fiscal year (365).

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ADDITIONAL INFORMATION

Trustees and Officers (Unaudited)

All of the Fund’s trustees and officers may be reached c/o Permanent Portfolio Family of Funds, 600 Montgomery Street, Suite 4100, San Francisco, California 94111. No trustee or officer has any family relationship with another and each of the Fund’s trustees will hold office until their successors have been duly elected and qualified, or until their earlier resignation, removal, death or disqualification. The Fund’s officers are elected annually by the Fund’s Board of Trustees and each officer holds office until their successor has been duly elected and qualified, or until their earlier resignation, removal, death or disqualification. The principal occupation(s) of the Fund’s trustees and officers are listed below. The Fund’s Statement of Additional Information includes additional information regarding the Fund’s trustees and officers and is available, without charge and upon request, by writing or calling the Fund’s Shareholder Services Office at (800) 531-5142.

Independent Trustees

HUGH A. BUTLER

Trustee	Age 70

Now retired, Mr. Butler was formerly Executive Vice President from 2004 through 2006 of the Credit Union Services Division of Fidelity National Information Services, Inc. (formerly Fidelity Information Systems), a publicly-traded provider of software, outsourcing and information technology consulting for the financial services and mortgage industries, majority-owned by Fidelity National, Inc. Previously, Mr. Butler was Chief Executive Officer and Founder of Computer Consultants Corporation, an information systems consulting firm to financial institutions, in Salt Lake City, Utah. Mr. Butler has served as a trustee of the Fund since 1996 and oversees all four of the Fund’s Portfolios.

ROGER DOEBKE

Trustee	Age 83

President, Simplex Realty Services, Inc., a commercial real estate acquisition, development and property management firm located in Orange County, California since 1993. Mr. Doebke has served as a trustee of the Fund since 2004 and oversees all four of the Fund’s Portfolios.

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ADDITIONAL INFORMATION

Trustees and Officers (Unaudited)

Interested Trustees and Officers*

MICHAEL J. CUGGINO*

Chairman, President, Secretary & Trustee	Age 60

A Certified Public Accountant (inactive), Mr. Cuggino has served as Chairman of the Board and President of the Fund since 2003, as Treasurer of the Fund from 1993 through 2007, as Secretary of the Fund since 2006 and as a trustee of the Fund since 1998. He is the manager and sole trustee of the sole member (also the President and Chief Executive Officer) of the Fund’s investment adviser. Mr. Cuggino oversees all four of the Fund’s Portfolios.

JAMES H. ANDREWS*

Treasurer	Age 68

Mr. Andrews has served as Treasurer of the Fund since 2007 and previously served as Assistant Treasurer of the Fund from 2006 through 2007. He has also served as Director of Finance of the Fund’s investment adviser since 2006. Previously, Mr. Andrews was employed in various financial, investment and operational capacities at Blum Capital Partners LP, an investment management firm located in San Francisco, California from 1994 through 2005.

SUSAN K. FREUND*

Chief Compliance Officer	Age 68

Ms. Freund has served as Chief Compliance Officer of the Fund and the Fund’s investment adviser since 2010. Previously, Ms. Freund served as an independent consultant to various asset management firms from 2009 through 2010 and served as President, Secretary, Treasurer and Chief Compliance Officer of the Embarcadero Funds from 2007 through 2009. From 2001 through 2007, Ms. Freund served as Senior Counsel at Bank of the West. Ms. Freund is a member of the State Bar of California.

*	Considered to be an “interested person” within the meaning of the 1940 Act by virtue of, among other considerations, his or her association with the Fund’s investment adviser.

Annual Report

Year Ended January 31, 2023

INVESTMENT ADVISER

Pacific Heights Asset Management, LLC

600 Montgomery Street

San Francisco, California 94111

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

Quasar Distributors, LLC

111 East Kilbourn Avenue

Milwaukee, Wisconsin 53202

TRANSFER AGENT

U.S. Bank Global Fund Services

P. O. Box 701

Milwaukee, Wisconsin 53201

(for overnight delivery services,

615 East Michigan Street

Milwaukee, Wisconsin 53202)

(800) 341-8900

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker, LLP

50 South 16th Street

Philadelphia, Pennsylvania 19102

SHAREHOLDER SERVICES OFFICE

130 South Brune Street

Bartlett, Texas 76511

(254) 527-3102

(800) 531-5142 Nationwide

www.permanentportfoliofunds.com

Must be preceded or accompanied by a Prospectus.	04/23

Permanent Portfolio®, The Permanent Portfolio Family of Funds®, A Fund for All Seasons® and The Permanent Portfolio Family of Funds logo are registered trademarks of Pacific Heights Asset Management, LLC. This Report is Copyright© 2023 Permanent Portfolio Family of Funds. All rights reserved.